UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-03651

Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2015

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Credit Opportunities Fund

Touchstone International Small Cap Fund

Touchstone Large Cap Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Value Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3 - 4
Portfolios of Investments:
Touchstone Credit Opportunities Fund	5
Touchstone International Small Cap Fund	10
Touchstone Large Cap Fund	14
Touchstone Small Cap Value Opportunities Fund	15
Touchstone Value Fund	17
Statements of Assets and Liabilities	20 - 23
Statements of Operations	24 - 25
Statements of Changes in Net Assets	26 - 27
Statements of Changes in Net Assets - Capital Stock Activity	28 - 30
Financial Highlights	31 - 42
Notes to Financial Statements	43 - 59
Other Items	60 - 70
Privacy Protection Policy	71

This report identifies the Funds' investments on December 31, 2015. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2015

The tables below provide each Fund’s geographic allocation, credit quality or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Credit Opportunities Fund

Credit Quality*	(% of Fixed Income Securities)
BBB/Baa	8.2%
BB/Ba	44.0
B/B	28.0
CCC/Caa	2.4
Not Rated	17.4
100.0%

Sector Allocation**	(% of Net Assets)
Long Positions
Corporate Bonds
Consumer Discretionary	17.2%
Telecommunications Services	12.6
Health Care	9.8
Information Technology	5.6
Industrials	4.0
Energy	4.0
Financials	1.9
Materials	1.8
Consumer Staples	0.9
Term Loans	22.0
Asset-Backed Securities	2.7
Exchange Traded Fund	2.9
Purchased Options	0.0
Investment Funds	26.6
Other Assets/Liabilities (Net)	(11.7)
100.3%
Short Positions
Corporate Bonds
Consumer Discretionary	(0.3)
Total	100.0%

Touchstone International Small Cap Fund

Geographic Allocation	(% of Net Assets)
Common Stocks
Japan	26.5%
United Kingdom	11.7
Sweden	7.5
France	6.5
Australia	5.8
Ireland	5.8
Germany	4.5
Italy	4.4
Canada	4.1
Luxembourg	3.2
New Zealand	2.4
Switzerland	2.2
Denmark	2.0
Finland	1.9
Isle of Man	1.3
Portugal	1.1
Spain	1.1
Norway	1.1
Singapore	0.9
Thailand	0.9
Netherlands	0.8
Exchange Traded Fund	1.6
Investment Funds	4.8
Other Assets/Liabilities (Net)	(2.1)
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Large Cap Fund

Sector Allocation*	(% of Net Assets)
Consumer Discretionary	20.9%
Financials	18.7
Information Technology	14.1
Industrials	12.1
Health Care	11.2
Consumer Staples	10.2
Materials	5.1
Energy	3.9
Telecommunication Services	1.9
Investment Funds	4.5
Other Assets/Liabilities (Net)	(2.6)
Total	100.0%

Touchstone Value Fund

Sector Allocation*	(% of Net Assets)
Financials	23.7%
Health Care	20.4
Information Technology	11.5
Industrials	11.0
Energy	8.9
Consumer Discretionary	7.4
Consumer Staples	5.2
Materials	5.0
Telecommunications Services	4.0
Utilities	0.8
Investment Funds	2.9
Other Assets/Liabilities (Net)	(0.8)
Total	100.0%

Touchstone Small Cap Value Opportunities Fund

Sector Allocation*	(% of Net Assets)
Financials	34.1%
Consumer Discretionary	19.3
Health Care	9.3
Information Technology	8.5
Industrials	8.4
Utilities	4.6
Energy	4.0
Materials	3.6
Consumer Staples	2.7
Telecommunication Services	2.2
Diversified	1.0
Investment Funds	12.5
Other Assets/Liabilities (Net)	(10.2)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments

Touchstone Credit Opportunities Fund – December 31, 2015 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 57.8%

	Consumer Discretionary — 17.2%
$530,000	Altice Luxembourg SA (Luxembourg), 144a, 7.750%, 5/15/22	$478,325
300,000	AMC Entertainment, Inc., 5.875%, 2/15/22(B)	304,500
300,000	American Builders & Contractors Supply Co., Inc., 144a, 5.625%, 4/15/21	303,750
500,000	Ashtead Capital, Inc., 144a, 6.500%, 7/15/22	521,250
300,000	Cablevision Systems Corp., 5.875%, 9/15/22	255,000
300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	300,375
600,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	606,000
300,000	Cinemark USA, Inc., 4.875%, 6/1/23	292,500
290,000	ClubCorp Club Operations, Inc., 144a, 8.250%, 12/15/23	284,200
100,000	CSC Holdings LLC, 5.250%, 6/1/24	87,750
600,000	Dollar Tree, Inc., 144a, 5.750%, 3/1/23	621,000
575,000	L Brands, Inc., 144a, 6.875%, 11/1/35	590,812
300,000	Lamar Media Corp., 5.375%, 1/15/24(B)	309,000
650,000	MGM Resorts International, 6.625%, 12/15/21	665,438
800,000	Numericable-SFR SAS (France), 144a, 6.250%, 5/15/24	772,000
833,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.750%, 10/15/20	847,319
835,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23	825,606
140,000	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	141,400
300,000	Sally Holdings LLC / Sally Capital, Inc., 5.750%, 6/1/22	310,500
300,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	291,750
325,000	Sirius XM Radio, Inc., 144a, 4.625%, 5/15/23	318,500
300,000	Six Flags Entertainment Corp., 144a, 5.250%, 1/15/21	303,750
300,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.250%, 1/15/26	291,750
250,000	Ziggo Bond Finance BV (Netherlands), 144a, 5.875%, 1/15/25	231,875
		9,954,350

	Telecommunication Services — 12.6%
900,000	Altice US Finance I Corp., 144a, 5.375%, 7/15/23	902,250
900,000	CCO Safari II LLC, 144a, 4.908%, 7/23/25	899,124
200,000	CenturyLink, Inc., 5.625%, 4/1/20	197,750
400,000	CenturyLink, Inc., 5.625%, 4/1/25	338,000
151,000	CommScope, Inc., 144a, 5.500%, 6/15/24	143,450
300,000	Digicel Group Ltd. (Bermuda), 144a, 8.250%, 9/30/20	247,500
500,000	Digicel Ltd. (Bermuda), 144a, 6.000%, 4/15/21	421,250
600,000	Inmarsat Finance PLC (United Kingdom), 144a, 4.875%, 5/15/22	585,000
100,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	78,500
500,000	Level 3 Financing, Inc., 144a, 5.375%, 1/15/24	502,500
300,000	Level 3 Financing, Inc., 144a, 5.375%, 5/1/25	298,500
100,000	Neptune Finco Corp., 144a, 6.625%, 10/15/25	104,000
335,000	NeuStar, Inc., 4.500%, 1/15/23	268,335
725,000	Sprint Corp., 7.625%, 2/15/25	529,250
500,000	T-Mobile USA, Inc., 6.375%, 3/1/25	505,000
300,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	285,000
300,000	Univision Communications, Inc., 144a, 8.500%, 5/15/21	306,750
600,000	Videotron Ltd. (Canada), 5.000%, 7/15/22	600,000
95,000	Videotron Ltd., (Canada), 144a, 5.375%, 6/15/24	95,475
		7,307,634

	Health Care — 9.8%
741,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	700,246
100,000	DaVita HealthCare Partners, Inc., 5.000%, 5/1/25	96,500
800,000	DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	800,000
300,000	Fresenius US Finance II, Inc., 144a, 4.500%, 1/15/23	303,000
600,000	Grifols Worldwide Operations Ltd. (Ireland), 5.250%, 4/1/22	603,000
600,000	HCA, Inc., 5.250%, 4/15/25	604,500
114,000	HCA, Inc., 5.375%, 2/1/25	112,575
620,000	HealthSouth Corp., 144a, 5.750%, 9/15/25	576,600
500,000	LifePoint Health, Inc., 5.500%, 12/1/21	508,750
150,000	Mallinckrodt International Finance SA (Luxembourg), 4.750%, 4/15/23	132,750
100,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.500%, 4/15/25	92,000
300,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.625%, 10/15/23	285,000
201,000	NBTY, Inc., 9.000%, 10/1/18	203,490

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 57.8% (Continued)

	Health Care — (Continued)
$600,000	Quintiles Transnational Corp., 144a, 4.875%, 5/15/23	$603,000
70,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 6.125%, 4/15/25	62,475
		5,683,886

	Information Technology — 5.6%
600,000	First Data Corp., 144a, 5.000%, 1/15/24	597,000
600,000	MSCI, Inc., 144a, 5.750%, 8/15/25	615,000
500,000	NCR Corp., 5.000%, 7/15/22	485,000
700,000	Sensata Technologies BV (Netherlands), 144a, 5.000%, 10/1/25	684,250
923,000	VeriSign, Inc., 4.625%, 5/1/23	893,695
		3,274,945

	Industrials — 4.0%
500,000	Air Medical Merger Sub Corp., 144a, 6.375%, 5/15/23	445,000
375,000	Allegion PLC (Ireland), 5.875%, 9/15/23	382,500
700,000	DigitalGlobe, Inc., 144a, 5.250%, 2/1/21	588,000
300,000	Nielsen Finance LLC / Nielsen Finance Co., 144a, 5.000%, 4/15/22	296,250
613,000	Oshkosh Corp., 5.375%, 3/1/25	600,740
		2,312,490

	Energy — 4.0%
500,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	400,000
400,000	Halcon Resources Corp., 144a, 8.625%, 2/1/20	276,000
150,000	MEG Energy Corp. (Canada), 144a, 7.000%, 3/31/24	106,500
400,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.000%, 6/1/20	184,000
650,000	MPLX LP, 144a, 4.875%, 6/1/25	581,750
100,000	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	92,000
500,000	Sabine Pass Liquefaction LLC, 144a, 5.625%, 3/1/25	423,125
300,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.250%, 5/1/23	243,000
		2,306,375

	Financials — 1.9%
725,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22	500,250
300,000	Equinix, Inc. REIT, 5.375%, 4/1/23	306,000
300,000	Iron Mountain, Inc. REIT, 144a, 6.000%, 10/1/20	316,500
		1,122,750
	Materials — 1.8%
300,000	Ball Corp., 4.000%, 11/15/23	286,125
350,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	355,250
400,000	Scotts Miracle-Gro Co. (The), 144a, 6.000%, 10/15/23	417,000
		1,058,375

	Consumer Staples — 0.9%
200,000	Aramark Services, Inc., 144a, 5.125%, 1/15/24	203,750
300,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	310,500
		514,250
	Total Corporate Bonds	$33,535,055

	Term Loans — 22.0%

	Industrials — 5.3%
307,206	Air Medical Group Holdings, Inc., Initial Term Loan, 4.500%, 4/28/22	296,648
862,570	ARDAGH Holdings USA, Inc., Delayed Draw Term Loan, 12/17/19(C)	846,181
299,250	Beacon Roofing Supply, Inc., Initial Term Loan, 4.00%, 10/1/22	296,632
598,496	Headwaters, Inc., Term B Loan, 3/24/22(C)	594,008
299,250	Jeld-Wen, Inc. (Onex BP Finance LP), Term B-1 Loan, 4.750%, 7/1/22	293,639
299,244	Jeld-Wen, Inc., Term B Loan, 10/15/21(C)	296,004
149,706	Syncreon Global Finance (US), Inc. (Syncreon Group B.V.), Term Loan, 5.250%, 10/28/20	120,701
300,000	VWR Funding, Inc., Tranche B Term Loan (EUR), 4.00%, 1/15/22	325,075
		3,068,888

	Consumer Discretionary — 3.9%
299,250	AMC Entertainment Inc., Initial Term Loan, 4.000%, 4/30/20	299,358
52,629	ClubCorp Club Operations, Inc., 7/24/20(C)	52,432
250,000	Cumulus Media Holdings, Inc., Term Loan, 4.250%, 12/23/20	188,332
237,857	Life Time Fitness, Inc., 6/10/22(C)	231,466
291,516	Mohegan Tribal Gaming Authority, Term B Loan, 5.500%, 6/15/18	283,853
722,329	Trans Union LLC, 2015 Term B-2 Loan, 4/9/21(C)	700,355
249,369	York Risk Services Holding Corp., Term Loan, 4.75%, 10/1/21	235,030
298,463	Zuffa, LLC, Initial Term Loan, 3.75%, 2/25/20	290,106
		2,280,932

	Telecommunication Services — 3.7%
299,248	Acosta, Inc., Tranche B-1 Loan, 4.250%, 9/26/21	283,966

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Term Loans — 22.0% (Continued)

	Telecommunication Services — (Continued)
$299,239	Affinion Group, Inc., Tranche B Term Loan, 6.750%, 4/12/18	$273,911
200,000	Intelsat Jackson Holdings Ltd., Tranche B-2 Tl, 6/30/19(C)	188,714
498,747	SBA Senior Finance II LLC, 6/10/22(C)	485,809
299,248	Sinclair Television Group, Inc., 7/30/21(C)	296,878
597,301	Townsquare Media, Inc., Initial Term Loan, 4/1/22(C)	588,341
		2,117,619

	Health Care — 3.5%
470,912	American Renal Holdings, 8/20/19(C)	461,493
596,000	Envision Healthcare Corp., Tranche B-2 Term Loan, 11/4/20(C)	591,530
1,000,000	US Renal Care, Inc., Term Loan, 11/17/22(C)	990,000
		2,043,023

	Financials — 3.0%
450,000	Asurion LLC, Term Loan (Second Lien), 3/3/21(C)	381,375
498,728	Crown Castle Operating Co., 1/31/21(C)	495,925
300,000	Equinix, Inc., Term B Loan, 12/7/22(C)	300,750
597,720	HUB International Ltd., Initial Term Loan, 10/2/20(C)	562,604
		1,740,654

	Information Technology — 1.7%
250,000	Avago Technologies Cayman Holdings Ltd., Term B Loan, 11/11/22(C)	247,032
142,491	CDW LLC, Term Loan, 4/29/20(C)	138,715
336,364	Entegris, Inc., Tranche B Term Loan, 4/30/21(C)	332,159
204,776	Evergreen Skills Lux S.A.R.L., Initial Term Loan (First Lien)(Luxemburg), 5.750%, 4/28/21	157,677
113,034	NXP B.V., Tranche B Loan, 3.750%, 11/5/20	112,384
		987,967

	Energy — 0.8%
18,709	Alinta Energy Finance Pty. Ltd., Delayed Draw Term Loan, 8/13/18	18,468
281,033	Alinta Energy Finance Pty. Ltd., Term B Loan, 8/13/19	277,402
7,058	Energy & Exploration Partners LLC, Bridge Dip Term Loan, 1/23/16	7,058
299,242	Energy & Exploration Partners, LLC, Initial Loan, 1/22/19(D)	69,822
124,429	Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loans, 4.000%, 2/21/21	51,430
299,689	Templar Energy, LLC, Incremental Term Loans, 11/25/20(C)	31,467
		455,647

	Consumer Staples — 0.1%
46,000	B&G Foods, Inc., Tranche B Term Loan, 3.750%, 10/5/22	45,899
	Total Term Loans	$12,740,629

	Asset-Backed Securities — 2.7%
500,000	Clear Creek CLO Ltd., Ser 2015-1A, Class D, 144a, 4.217%, 4/20/27	450,169
300,000	Madison Park Funding XII Ltd., Ser 2014-12A, Class SUB, 144a, 0.000%, 7/20/26	192,185
500,000	OZLM XIV Ltd., Ser 2015-14A, Class D, 144a, 6.732%, 1/15/29	438,395
300,000	Symphony CLO XVI Ltd., Ser 2015-16A, Class D, 144a, 3.934%, 7/15/28	273,580
250,000	TICP CLO I Ltd., Ser 2015-1A, Class D, 144a, 3.827%, 7/20/27	210,610
	Total Asset-Backed Securities	$1,564,939

Shares

Exchange Traded Fund — 2.9%
50,000	SPDR Barclays High Yield Bond ETF	1,695,500

Number
of
Contracts

Purchased Call Options — 0.0%
VIX, Strike @ $30.00, Exp 2/16	101	9,090

Shares

	Investment Funds — 26.6%
6,000	DoubleLine Income Solutions Fund, Common Shares±	97,320
15,302,047	Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	15,302,047
	Total Investment Funds	$15,399,367

Total Long Positions —112.0%
(Cost $66,354,603)	$64,944,580

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Securities Sold Short — (0.3%)

	Corporate Bonds — (0.3%)

	Consumer Discretionary — (0.3%)
$(200,000)	Acosta, Inc., 144a	$(176,500)

Total Securities Sold Short
(Proceeds $(194,000))	$(176,500)

Total —111.7%	$64,768,080

Liabilities in Excess of Other Assets — (11.7%)	(6,761,071)

Net Assets — 100.0%	$58,007,009

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of December 31, 2015 was $613,500.

(C)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(D)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2015 was 69,822 or 0.1% of net assets.

±	Closed-End Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $ 20,652,006 or 35.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2		Level 3	Total
Assets:
Corporate Bonds	$—	$33,535,055		$—	$33,535,055
Term Loans	—	12,733,571		7,058	12,740,629
Asset-Backed Securities	—	1,564,939		—	1,564,939
Exchanged Traded Fund	1,695,500	—		—	1,695,500
Purchased Option Equity Contracts	9,090	—		—	9,090
Investment Funds	15,399,367	—		—	15,399,367
Total Assets	$17,103,957	$47,833,565		$7,058	$64,944,580
Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(176,500)		$—	$(176,500)
Other Financial Instruments*
Assets:
Forward Currency Contracts	$—	$76,864	$	—$	76,864
Total	$17,103,957	$47,733,929		$7,058	$64,844,944

* Other Financial Instruments include derivative instruments.

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Measurements Using Unobservable Inputs (Level 3)

Assets	Term Loan
Beginning balance	$—
Purchase	7,058
Ending balance	7,058
Net Change in Unrealized Gain (Loss) for Investments in Securities Still Held at December 31, 2015	$—

Forward Foreign Currency Exchange Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Appreciation
Bank of America	01/26/2016	EUR	1,697,000	USD	1,845,432	$14,820
Bank of America	01/26/2016	USD	2,169,497	EUR	1,995,000	62,044
						$76,864

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone International Small Cap Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.7%

Japan — 26.5%

Consumer Discretionary — 5.0%
Calsonic Kansei Corp.	417,000	$3,676,296
Daiichikosho Co. Ltd.	78,000	3,095,119
HIS Co. Ltd.	131,800	4,402,657
K's Holdings Corp.	87,500	2,979,529
Topre Corp.	165,500	3,796,022

Consumer Staples — 3.7%
Ezaki Glico Co. Ltd.	72,200	3,900,520
NH Foods Ltd.	221,948	4,350,152
Pola Orbis Holdings, Inc.†	77,900	5,134,279

Financials — 2.8%
Leopalace21 Corp.*	533,500	2,887,695
Nomura Real Estate Master Fund, Inc. REIT*	2,217	2,755,687
Zenkoku Hosho Co. Ltd.	136,200	4,499,137

Health Care — 1.0%
Medipal Holdings Corp.	209,970	3,578,728

Industrials — 2.9%
OSG Corp.	183,900	3,476,632
Sankyu, Inc.	711,000	3,627,393
Takeuchi Manufacturing Co. Ltd.	153,600	3,125,199

Information Technology — 3.4%
Azbil Corp.	132,100	3,384,954
Capcom Co. Ltd.	119,900	2,891,241
Dexerials Corp.*†	249,700	2,674,763
Square Enix Holdings Co. Ltd.	140,700	3,401,350

Materials — 7.7%
Daicel Corp.	252,600	3,759,169
DIC Corp.†	920,000	2,489,406
Kaneka Corp.	268,000	2,785,661
Maruichi Steel Tube Ltd.	94,200	2,780,929
Mitsui Chemicals, Inc.	997,000	4,421,703
Sumitomo Osaka Cement Co. Ltd.	817,000	2,996,332
Tokyo Ohka Kogyo Co. Ltd.	92,000	2,923,521
Ube Industries Ltd.	1,298,000	2,742,951
Yamato Kogyo Co. Ltd.	113,300	2,888,920
Total Japan		95,425,945

United Kingdom — 11.7%

Consumer Discretionary — 2.3%
Howden Joinery Group PLC	637,964	4,943,005
Lookers PLC	1,227,270	3,347,117

Consumer Staples — 1.1%
McBride PLC	1,605,288	3,916,607

Financials — 5.1%
Aldermore Group PLC*	1,027,944	3,508,161
Henderson Group PLC	808,971	3,676,814
Jupiter Fund Management PLC	622,861	4,139,452
McCarthy & Stone PLC, 144a*	783,625	2,934,277
Virgin Money Holdings UK PLC	695,940	3,905,834

Health Care — 1.0%
Genus PLC	161,136	3,691,498

Information Technology — 2.2%
Micro Focus International PLC	208,230	4,890,125
Playtech PLC	259,686	3,179,331
Total United Kingdom		42,132,221

Sweden — 7.5%

Consumer Discretionary — 2.5%
Bilia AB	190,551	4,310,826
Nobia AB	363,090	4,543,381

Financials — 4.0%
Fastighets AB Balder, Class B*	452,437	11,138,437
Hemfosa Fastigheter AB	293,915	3,265,449

Materials — 1.0%
Granges AB	444,137	3,661,299
Total Sweden		26,919,392

France — 6.5%

Consumer Discretionary — 1.3%
Technicolor SA	587,961	4,772,186

Health Care — 1.2%
Ipsen SA	65,463	4,337,445

Industrials — 1.1%
Tarkett SA	125,242	3,917,854

Information Technology — 2.0%
Alten SA	63,251	3,660,297
Worldline SA, 144a*	140,935	3,650,536

Utilities — 0.9%
Rubis SCA	42,506	3,226,082
Total France		23,564,400

Australia — 5.8%

Financials — 2.7%
Link Administration Holdings Ltd.*	487,506	2,646,573
Magellan Financial Group Ltd.	351,601	6,910,779

Health Care — 1.0%
Estia Health Ltd.	690,979	3,648,769

Industrials — 1.3%
Flughafen Wien AG	27,946	2,660,454
Spotless Group Holdings Ltd.	2,703,592	2,118,376

Materials — 0.8%
Boral Ltd.	694,386	2,968,875
Total Australia		20,953,826

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.7% (Continued)

Ireland — 5.8%

Consumer Discretionary — 1.2%
Cairn Homes PLC*	3,353,241	$4,354,765

Consumer Staples — 2.1%
Greencore Group PLC	1,441,338	7,528,285

Health Care — 1.3%
UDG Healthcare PLC	527,788	4,653,247

Industrials — 1.2%
Kingspan Group PLC	161,664	4,271,008
Total Ireland		20,807,305

Germany — 4.5%

Consumer Discretionary — 1.2%
Stroeer Media SE†	70,600	4,432,708

Financials — 1.0%
Aurelius AG	67,577	3,507,789

Industrials — 1.0%
KION Group AG	75,441	3,740,967

Telecommunication Services — 1.3%
Freenet AG	139,627	4,711,719
Total Germany		16,393,183

Italy — 4.4%

Financials — 1.1%
Anima Holding SpA, 144a	446,693	3,858,158

Health Care — 2.3%
DiaSorin SpA	71,592	3,760,147
Recordati SpA	178,508	4,657,449

Industrials — 1.0%
Interpump Group SpA	219,457	3,402,098
Total Italy		15,677,852

Canada — 4.1%

Energy — 0.6%
Whitecap Resources, Inc.†	346,205	2,269,335

Financials — 1.0%
Element Financial Corp.	264,670	3,194,326
FirstService Corp.	4,349	175,695

Industrials — 1.5%
Aecon Group, Inc.	202,604	2,253,433
Boyd Group Income Fund†	66,836	3,192,787

Information Technology — 1.0%
Descartes Systems Group, Inc. (The)*	180,879	3,639,280
Total Canada		14,724,856

Luxembourg — 3.2%

Financials — 1.2%
Grand City Properties SA	187,881	4,342,812

Industrials — 2.0%
Regus PLC	641,404	3,151,604
Stabilus SA*	95,608	4,005,963
Total Luxembourg		11,500,379

New Zealand — 2.4%

Materials — 1.0%
Nuplex Industries Ltd.	1,036,464	3,363,673

Utilities — 1.4%
Meridian Energy Ltd.	3,135,393	5,113,124
Total New Zealand		8,476,797

Switzerland — 2.2%

Financials — 0.9%
Cembra Money Bank AG	52,845	3,397,782

Health Care — 1.3%
Tecan Group AG	27,866	4,532,120
Total Switzerland		7,929,902

Denmark — 2.0%

Industrials — 1.0%
Dfds A/S	95,135	3,698,894

Information Technology — 1.0%
SimCorp A/S	59,759	3,369,536
Total Denmark		7,068,430

Finland — 1.9%

Industrials — 0.7%
Cramo OYJ	132,361	2,732,151

Materials — 1.2%
Metsa Board OYJ	566,609	4,203,307
Total Finland		6,935,458

Isle of Man — 1.3%

Information Technology — 1.3%
Paysafe Group PLC*	830,505	4,519,166

Portugal — 1.1%

Industrials — 1.1%
CTT-Correios de Portugal SA	426,861	4,102,511

Spain — 1.1%

Health Care — 1.1%
Almirall SA	200,301	4,048,329

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.7% (Continued)

Norway — 1.1%

Consumer Staples — 1.1%
Salmar ASA	219,551	$3,831,585

Singapore — 0.9%

Industrials — 0.9%
SATS Ltd.	1,261,600	3,416,704

Thailand — 0.9%

Consumer Discretionary — 0.9%
Major Cineplex Group PCL	3,144,000	3,079,783

Netherlands — 0.8%

Consumer Staples — 0.8%
Lucas Bols Holding BV, 144a	120,070	2,909,203
Total Common Stocks		$344,417,227

Exchange Traded Fund — 1.6%

United States — 1.6%
iShares MSCI EAFE Small Cap Index Fund	118,000	5,894,100

Investment Funds — 4.8%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	7,636,737	$7,636,737
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	9,743,455	9,743,455
Total Investment Funds		$17,380,192

Total Investment Securities —102.1%
(Cost $334,284,988)		$367,691,519

Liabilities in Excess of Other Assets — (2.1%)		(7,590,022)

Net Assets — 100.0%		$360,101,497

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $9,287,415.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $13,352,174 or 3.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$2,755,687	$92,670,258	$—	$95,425,945
United Kingdom	21,303,494	20,828,727	—	42,132,221
Sweden	—	26,919,392	—	26,919,392
France	3,917,854	19,646,546	—	23,564,400
Australia	5,307,027	15,646,799	—	20,953,826
Ireland	16,154,058	4,653,247	—	20,807,305
Germany	—	16,393,183	—	16,393,183
Italy	—	15,677,852	—	15,677,852
Canada	14,724,856	—	—	14,724,856
Luxembourg	4,005,963	7,494,416	—	11,500,379
New Zealand	—	8,476,797	—	8,476,797
Switzerland	7,929,902	—	—	7,929,902
Denmark	3,698,894	3,369,536	—	7,068,430
Finland	—	6,935,458	—	6,935,458
Isle of Man	—	4,519,166	—	4,519,166
Portugal	—	4,102,511	—	4,102,511
Spain	—	4,048,329	—	4,048,329
Norway	—	3,831,585	—	3,831,585
Singapore	3,416,704	—	—	3,416,704
Thailand	3,079,783	—	—	3,079,783
Netherlands	2,909,203	—	—	2,909,203
Exchange Traded Fund	5,894,100	—	—	5,894,100
Investment Funds	17,380,192	—	—	17,380,192
Total	$112,477,717	$255,213,802	$—	$367,691,519

At December 31, 2015, equity securities valued at $17,757,953 and $23,459,824 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when then movement of the designated U.S. market index is no longer significant.

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Large Cap Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.1%

Consumer Discretionary — 20.9%
CarMax, Inc.*	229,617	$12,392,429
Carnival Corp. (Panama)	278,089	15,150,289
Dollar Tree, Inc.*	164,120	12,673,346
Lowe's Cos., Inc.	168,682	12,826,579
O'Reilly Automotive, Inc.*	37,230	9,434,827
		62,477,470

Financials — 18.7%
Alleghany Corp.*	20,518	9,806,168
Bank of America Corp.	504,514	8,490,971
Berkshire Hathaway, Inc. - Class B*	103,034	13,604,609
BlackRock, Inc.	32,672	11,125,469
Wells Fargo & Co.	235,544	12,804,172
		55,831,389

Information Technology — 14.1%
Cisco Systems, Inc.	273,387	7,423,824
EMC Corp.	317,151	8,144,438
International Business Machines Corp.	36,472	5,019,277
Microsoft Corp.	103,936	5,766,369
Visa, Inc. - Class A	204,237	15,838,579
		42,192,487

Industrials — 12.1%
Deere & Co.†	103,338	7,881,589
FedEx Corp.	38,140	5,682,479
General Dynamics Corp.	98,777	13,568,009
Norfolk Southern Corp.	106,370	8,997,838
		36,129,915

Health Care — 11.2%
Bristol-Myers Squibb Co.	206,369	14,196,124
Eli Lilly & Co.	156,526	13,188,881
Pfizer, Inc.	186,306	6,013,958
		33,398,963

Consumer Staples — 10.2%
Altria Group, Inc.	302,254	17,594,205
Coca-Cola Co. (The)	158,038	6,789,312
Edgewell Personal Care Co.	75,372	5,906,904
		30,290,421

Materials — 5.1%
Mosaic Co. (The)	162,598	4,486,079
NewMarket Corp.	28,262	10,760,191
		15,246,270

Energy — 3.9%
Chevron Corp.	74,006	6,657,580
ConocoPhillips	108,197	5,051,718
		11,709,298

Telecommunication Services — 1.9%
Verizon Communications, Inc.	121,269	5,605,053
Total Common Stocks		$292,881,266

Investment Funds — 4.5%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	5,177,493	5,177,493
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	8,107,592	8,107,592
Total Investment Funds		$13,285,085

Total Investment Securities —102.6%
(Cost $306,676,696)		$306,166,351

Liabilities in Excess of Other Assets — (2.6%)		(7,670,998)

Net Assets — 100.0%		$298,495,353

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $7,802,726.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$292,881,266	$—	$—	$292,881,266
Investment Funds	13,285,085	—	—	13,285,085
Total	$306,166,351	$—	$—	$306,166,351

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.7%

Financials — 35.1%
American Equity Investment Life Holding Co.	96,700	$2,323,701
Bancorp, Inc. (The)*	168,100	1,070,797
BofI Holding, Inc.*†	75,600	1,591,380
Boston Private Financial Holdings, Inc.	138,600	1,571,724
Chatham Lodging Trust REIT	75,800	1,552,384
Columbia Banking System, Inc.	59,000	1,918,090
Cowen Group, Inc. - Class A*†	612,500	2,345,875
Customers Bancorp, Inc.*	84,620	2,303,356
Encore Capital Group, Inc.*†	76,600	2,227,528
Endurance Specialty Holdings Ltd. (Bermuda)	28,300	1,810,917
Equity Commonwealth REIT*	72,000	1,996,560
Federated National Holding Co.	75,800	2,240,648
FelCor Lodging Trust, Inc. REIT	262,100	1,913,330
First Cash Financial Services, Inc.*	31,500	1,179,045
Green Dot Corp. - Class A*	140,900	2,313,578
Greenlight Capital Re Ltd. (Cayman Island) - Class A*	65,700	1,229,247
Horace Mann Educators Corp.	52,200	1,731,996
Infinity Property & Casualty Corp.	20,400	1,677,492
Lexington Realty Trust REIT	185,900	1,487,200
Maiden Holdings Ltd. (Bermuda)	151,000	2,251,410
Nationstar Mortgage Holdings, Inc.*†	120,600	1,612,422
New Senior Investment Group, Inc. REIT	189,416	1,867,642
Newcastle Investment Corp. REIT	355,316	1,449,689
Popular, Inc. (Puerto Rico)	66,200	1,876,108
Radian Group, Inc.	174,900	2,341,911
Stewart Information Services Corp.	56,900	2,124,077
Stifel Financial Corp.*	44,200	1,872,312
Texas Capital Bancshares, Inc.*	39,300	1,942,206
		51,822,625

Consumer Discretionary — 19.3%
Ascent Capital Group, Inc. - Class A*	52,900	884,488
Barnes & Noble, Inc.	150,100	1,307,371
Children's Place Retail Stores, Inc. (The)	24,800	1,368,960
EW Scripps Co. - Class A	95,400	1,812,600
Finish Line, Inc. (The) - Class A	75,600	1,366,848
Gentherm, Inc.*	40,300	1,910,220
Houghton Mifflin Harcourt Co.*	74,200	1,616,076
Jamba, Inc.*†	115,900	1,563,491
LifeLock, Inc.*†	142,300	2,042,005
M I Homes, Inc.*	55,400	1,214,368
Motorcar Parts of America, Inc.*	42,800	1,447,068
New Media Investment Group, Inc.	142,387	2,770,851
Rent-A-Center, Inc.	31,400	470,058
SeaWorld Entertainment, Inc.†	67,700	1,333,013
Shutterfly, Inc.*	40,800	1,818,048
Skullcandy, Inc.*	215,000	1,016,950
Steven Madden Ltd.*	41,700	1,260,174
Vera Bradley, Inc.*	117,400	1,850,224
World Wrestling Entertainment, Inc. -Class A†	78,600	1,402,224
		28,455,037

Health Care — 9.3%
Air Methods Corp.*	43,400	1,819,762
Anika Therapeutics, Inc.*	50,600	1,930,896
BioTelemetry, Inc.*	116,400	1,359,552
Cynosure, Inc. - Class A*	43,700	1,952,079
Kindred Healthcare, Inc.	123,700	1,473,267
Lannett Co., Inc.*†	41,500	1,664,980
Molina Healthcare, Inc.*	31,000	1,864,030
Providence Service Corp. (The)*	37,500	1,759,500
		13,824,066

Information Technology — 8.5%
AVG Technologies NV (Netherlands)*	97,200	1,948,860
Avid Technology, Inc.*	141,500	1,031,535
ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)	59,002	1,168,239
Epiq Systems, Inc.	89,300	1,167,151
Harmonic, Inc.*	175,800	715,506
InvenSense, Inc.*†	66,500	680,295
Methode Electronics, Inc.	81,200	2,584,596
ShoreTel, Inc.*	249,400	2,207,190
VASCO Data Security International, Inc.*†	62,700	1,048,971
		12,552,343

Industrials — 8.4%
Acacia Research Corp.	163,000	699,270
Aerojet Rocketdyne Holdings, Inc.*	84,400	1,321,704
Celadon Group, Inc.	138,800	1,372,732
Covanta Holding Corp.	133,900	2,074,111
DigitalGlobe, Inc.*	116,400	1,822,824
H&E Equipment Services, Inc.	69,900	1,221,852
Steelcase, Inc. - Class A	115,300	1,717,970
Tutor Perini Corp.*	128,500	2,151,090
		12,381,553

Utilities — 4.6%
NorthWestern Corp.	42,000	2,278,500
PNM Resources, Inc.	48,800	1,491,816
Portland General Electric Co.	61,600	2,240,392
Talen Energy Corp.*	137,600	857,248
		6,867,956

Energy — 4.0%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)†	183,800	1,536,568
Delek U.S. Holdings, Inc.	67,600	1,662,960
Helix Energy Solutions Group, Inc.*	126,300	664,338
Newpark Resources, Inc.*	191,000	1,008,480
PBF Energy, Inc. - Class A	26,700	982,827
		5,855,173

Materials — 3.6%
Ferro Corp.*	199,700	2,220,664
PH Glatfelter Co.	98,350	1,813,574
Resolute Forest Products, Inc.*	162,600	1,230,882
		5,265,120

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.7% (Continued)

Consumer Staples — 2.7%
Andersons, Inc. (The)	55,200	$1,745,976
TreeHouse Foods, Inc.*	28,300	2,220,418
		3,966,394

Telecommunication Services — 2.2%
FairPoint Communications, Inc.*	99,500	1,598,965
Vonage Holdings Corp.*	293,200	1,682,968
		3,281,933
Total Common Stocks		$144,272,200

Investment Funds — 12.5%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	701,805	701,805
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	17,810,672	17,810,672
Total Investment Funds		$18,512,477

Total Investment Securities —110.2%
(Cost $172,291,622)		162,784,677

Liabilities in Excess of Other Assets — (10.2%)		(15,106,970)

Net Assets — 100.0%		$147,677,707

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $17,207,820.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$144,272,200	$—	$—	$144,272,200
Investment Funds	18,512,477	—	—	18,512,477
Total	$162,784,677	$—	$—	$162,784,677

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Value Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Financials — 23.7%
American Express Co.	145,792	$10,139,835
American International Group, Inc.	80,777	5,005,751
Bank of America Corp.	512,264	8,621,403
Capital One Financial Corp.	131,130	9,464,963
Citigroup, Inc.	177,789	9,200,581
JPMorgan Chase & Co.	204,265	13,487,618
PNC Financial Services Group, Inc. (The)	117,077	11,158,609
State Street Corp.	123,005	8,162,612
Wells Fargo & Co.	245,432	13,341,684
		88,583,056

Health Care — 20.4%
Anthem, Inc.	34,932	4,870,918
Johnson & Johnson	104,740	10,758,893
Medtronic PLC (Ireland)	175,574	13,505,152
Merck & Co., Inc.	159,229	8,410,476
Pfizer, Inc.	360,073	11,623,156
Sanofi ADR	228,328	9,738,189
Teva Pharmaceutical Industries Ltd. ADR	136,674	8,971,281
UnitedHealth Group, Inc.	70,739	8,321,736
		76,199,801

Information Technology — 11.5%
Intel Corp.	117,447	4,046,049
Microsoft Corp.	237,194	13,159,523
Oracle Corp.	290,273	10,603,673
QUALCOMM, Inc.	161,708	8,082,974
Texas Instruments, Inc.	132,282	7,250,376
		43,142,595

Industrials — 11.0%
Deere & Co.†	42,844	3,267,712
General Dynamics Corp.	53,764	7,385,023
Honeywell International, Inc.	67,406	6,981,239
Norfolk Southern Corp.	49,600	4,195,664
Raytheon Co.	40,668	5,064,386
Stanley Black & Decker, Inc.	48,855	5,214,294
United Technologies Corp.	94,100	9,040,187
		41,148,505

Energy — 8.9%
BP PLC ADR	265,546	8,300,968
ConocoPhillips	189,911	8,866,945
Occidental Petroleum Corp.	134,789	9,113,084
Phillips 66	82,843	6,776,557
Seadrill Ltd. (Bermuda)*†	35,760	121,226
		33,178,780

Consumer Discretionary — 7.4%
Carnival Corp. (Panama)	90,296	4,919,326
Delphi Automotive PLC (Jersey)	21,994	1,885,546
Ford Motor Co.	467,293	6,584,158
Johnson Controls, Inc.	217,052	8,571,383
Target Corp.	77,195	5,605,129
		27,565,542

Consumer Staples — 5.2%
Altria Group, Inc.	142,988	8,323,332
Philip Morris International, Inc.	124,945	10,983,915
		19,307,247

Materials — 5.0%
Air Products & Chemicals, Inc.	75,900	9,875,350
CRH PLC ADR	306,771	8,841,140
		18,716,490

Telecommunication Services — 4.0%
AT&T, Inc.	107,159	3,687,341
Verizon Communications, Inc.	244,151	11,284,659
		14,972,000

Utilities — 0.8%
Entergy Corp.	41,508	2,837,487
Total Common Stocks		$365,651,503

Investment Funds — 2.9%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	7,336,965	7,336,965
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	3,524,919	3,524,919
Total Investment Funds		$10,861,884

Total Investment Securities —100.8%
(Cost $304,665,578)		$376,513,387

Liabilities in Excess of Other Assets — (0.8%)		(3,015,468)

Net Assets — 100.0%		$373,497,919

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $3,356,218.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$365,651,503	$—	$—	$365,651,503
Investment Funds	10,861,884	—	—	10,861,884
Total	$376,513,387	$—	$—	$376,513,387

See accompanying Notes to Financial Statements.

This page intentionally left blank.

Statements of Assets and Liabilities

December 31, 2015 (Unaudited)

	Touchstone	Touchstone
	Credit	International	Touchstone
	Opportunities	Small Cap	Large Cap
	Fund	Fund	Fund
Assets
Investments, at cost	$66,354,603	$334,284,988	$306,676,696
Investments, at market value (A)	$64,944,580	$367,691,519	$306,166,351
Cash	32,193	58	—
Foreign currency (B)	7,240	582,182	—
Unrealized appreciation on forward foreign currency contracts	76,864	—	—
Dividends and interest receivable	600,822	284,268	401,880
Receivable for capital shares sold	—	4,801,128	997,540
Receivable for investments sold	481	164,811	—
Receivable for securities lending income	—	2,169	96
Tax reclaim receivable	—	159,663	22,758
Other assets	—	43,783	18,280
Total Assets	65,662,180	373,729,581	307,606,905

Liabilities
Securities sold short (C)	176,500	—	—
Interest payable on securities sold short	3,968	—	—
Payable for return of collateral for securities on loan	—	9,743,455	8,107,592
Payable for capital shares redeemed	79,855	781,482	761,832
Payable for investments purchased	7,321,606	2,639,247	—
Payable to Investment Advisor	51,611	275,848	171,797
Payable to other affiliates	687	48,752	2,559
Payable to Trustees	5,776	7,260	7,218
Payable to Transfer Agent	1,474	77,776	39,800
Payable for professional services	—	26,325	11,981
Other accrued expenses and liabilities	13,694	27,939	8,773
Total Liabilities	7,655,171	13,628,084	9,111,552
Net Assets	$58,007,009	$360,101,497	$298,495,353

Net assets consist of:
Paid-in capital	$59,353,416	$339,767,255	$311,062,783
Accumulated net investment income (loss)	(5,777)	(544,371)	12,436
Accumulated net realized losses on investments, foreign currency transactions and securities sold short	(24,975)	(12,506,496)	(12,069,521)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions and securities sold short	(1,315,655)	33,385,109	(510,345)
Net Assets	$58,007,009	$360,101,497	$298,495,353
(A) Includes market value of securities on loan of:	$—	$9,287,415	$7,802,726
(B) Cost of foreign currency:	$7,236	$583,223	$—
(C) Proceeds received for securities sold short:	$194,000	$—	$—

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Small Cap
Value
Opportunities	Touchstone
Fund	Value Fund

$172,291,622	$304,665,578
$162,784,677	$376,513,387
—	—
—	—
—	—
201,443	639,338
179,741	260,648
3,098,298	1,084,380
26,596	1,779
—	—
20,132	23,024
166,310,887	378,522,556

—	—
—	—
17,810,672	3,524,919
83,883	211,657
521,243	948,672
114,772	198,756
14,479	13,963
7,259	7,260
55,481	90,780
12,009	12,755
13,382	15,875
18,633,180	5,024,637
$147,677,707	$373,497,919

$158,117,558	$318,125,450
274,420	13,501

(1,207,326)	(16,488,841)

(9,506,945)	71,847,809
$147,677,707	$373,497,919
$17,207,820	$3,356,218
$—	$—
$—	$—

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone
	Credit	International	Touchstone
	Opportunities	Small Cap	Large Cap
	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$4,313	$28,341,237	$2,021,592
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	444	1,775,637	196,623
Net asset value price per share*	$9.71	$15.96	$10.28
Maximum sales charge - Class A shares	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A shares	$10.30	$16.93	$10.91

Pricing of Class C Shares
Net assets applicable to Class C shares	$2,441	$5,235,018	$5,179,862
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	251	333,685	507,786
Net asset value, offering price per share**	$9.74	$15.69	$10.20

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$2,444	$201,044,738	$206,100,412
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	252	12,273,826	20,010,670
Net asset value, offering price and redemption price per share	$9.71	$16.38	$10.30

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$57,997,811	$125,480,504	$85,193,487
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,976,021	7,620,345	8,264,366
Net asset value, offering price and redemption price per share	$9.71	$16.47	$10.31

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Small Cap Value	Touchstone
Opportunities	Value
Fund	Fund

$7,028,097	$48,715,239

471,160	5,609,848
$14.92	$8.68
5.75%	5.75%

$15.83	$9.21

$1,487,878	$6,156,363

102,120	711,433
$14.57	$8.65

$108,984,045	$84,760,587
6,885,972	9,725,844

$15.83	$8.71

$30,177,687	$233,865,730

1,880,416	26,898,741
$16.05	$8.69

Statements of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

	Touchstone	Touchstone
	Credit	International	Touchstone
	Opportunities	Small Cap	Large Cap
	Fund(B)	Fund	Fund
Investment Income
Dividends from non-affiliated securities(A)	18,489	2,257,999	2,863,218
Interest	462,362	—	—
Income from securities loaned	—	30,024	96
Total Investment Income	480,851	2,288,023	2,863,314
Expenses
Investment advisory fees	127,101	1,497,237	998,901
Administration fees	16,754	229,355	206,916
Compliance fees and expenses	904	1,351	1,351
Custody fees	5,276	52,471	4,874
Professional fees	8,978	22,464	13,226
Transfer Agent fees, Class A	100	17,458	896
Transfer Agent fees, Class C	100	2,104	691
Transfer Agent fees, Class Y	100	100,210	89,815
Transfer Agent fees, Institutional Class	798	12,857	5,342
Registration Fees, Class A	1,197	7,669	1,261
Registration Fees, Class C	1,197	3,534	3,015
Registration Fees, Class Y	1,197	11,503	5,995
Registration Fees, Institutional Class	1,396	7,433	664
Interest expense on securities sold short	2,999	—	—
Reports to Shareholders, Class A	1,737	3,125	1,980
Reports to Shareholders, Class C	1,737	2,124	1,936
Reports to Shareholders, Class Y	1,737	7,377	7,206
Reports to Shareholders, Institutional Class	2,092	2,028	2,363
Distribution expenses, Class A	3	34,877	2,159
Distribution and shareholder servicing expenses, Class C	8	23,272	11,021
Trustee fees	5,776	7,201	7,209
Other expenses	16,850	49,175	26,307
Total Expenses	198,037	2,094,825	1,393,128
Fees waived and/or reimbursed by the Advisor and/or Affiliates(C)	(40,189)	(38,492)	(180,893)
Net Expenses	157,848	2,056,333	1,212,235
Net Investment Income	323,003	231,690	1,651,079
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments from non-affiliated securities	91,995	(5,882,573)	(10,829,213)
Net realized losses on foreign currency transactions	(69,804)	(106,590)	—
Net realized gains on securities sold short	29,282	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,410,023)	(352,928)	(845,814)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	76,868	30,284	—
Net change in unrealized appreciation on securities sold short	17,500	—	—
Net Realized and Unrealized Losses on Investments	(1,264,182)	(6,311,807)	(11,675,027)
Change in Net Assets Resulting from Operations	$(941,179)	$(6,080,117)	$(10,023,948)
(A)Net of foreign tax withholding of:	$—	$145,723	$—

(B)Represents the period from commencement of operations (September 1, 2015) through December 31, 2015.

(C)See Note 4 in Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)

Touchstone
Small Cap Value	Touchstone
Opportunities	Value
Fund	Fund

1,189,271	5,274,220
—	—
134,825	8,662
1,324,096	5,282,882

834,508	1,316,115
127,372	293,595
1,351	1,351
4,663	5,572
12,753	15,511
10,604	35,294
1,435	3,501
73,189	67,193
3,316	29,443
8,869	8,312
1,239	5,556
9,833	8,219
7,374	7,939
—	—
2,794	4,065
2,088	2,248
7,255	4,279
2,460	6,479
15,692	67,174
9,683	32,834
7,201	7,201
14,607	27,117
1,158,286	1,948,998
(108,310)	(356,978)
1,049,976	1,592,020
274,120	3,690,862

590,998	(770,441)
—	—
—	—
(25,432,304)	(17,769,945)
—	—
—	—
(24,841,306)	(18,540,386)
$(24,567,186)	$(14,849,524)
$1,110	$19,006

Statements of Changes in Net Assets

	Touchstone
	Credit	Touchstone
	Opportunities	International
	Fund	Small Cap Fund
		For the
	For the	Six Months
	Period Ended	Ended
	December 31,	December 31,	For the Year
	2015(B)	2015	Ended
	(Unaudited)	(Unaudited)	June 30, 2015
From Operations
Net investment income	$323,003	$231,690	$1,958,359
Net realized gains (losses) on investments, foreign currency transactions and securities sold short	51,473	(5,989,163)	11,461,702
Net change in unrealized depreciation on investments, foreign currency transactions and securities sold short	(1,315,655)	(322,644)	(1,899,696)
Change in Net Assets from Operations	(941,179)	(6,080,117)	11,520,365
Distributions to Shareholders from:
Net investment income, Class A	(21)	(170,544)	(37,754)
Net investment income, Class C	(4)	(26,681)	(2,327)
Net investment income, Class Y	(14)	(1,290,541)	(785,529)
Net investment income, Institutional Class	(328,741)	(854,763)	(256,269)
Net realized gains, Class A	(6)	—	—
Net realized gains, Class C	(3)	—	—
Net realized gains, Class Y	(3)	—	—
Net realized gains, Institutional Class	(76,436)	—	—
Total Distributions	(405,228)	(2,342,529)	(1,081,879)

Net Increase (Decrease) from Share Transactions(A)	59,353,416	119,972,741	76,020,244

Total Increase (Decrease) in Net Assets	58,007,009	111,550,095	86,458,730
Net Assets
Beginning of period	—	248,551,402	162,092,672
End of period	$58,007,009	$360,101,497	$248,551,402
Accumulated Net Investment Income (Loss)	$(5,777)	$(544,371)	$1,566,468

(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 28-30.

(B)	Represents the period from commencement of operations (September 1, 2015) through December 31, 2015.

(C)	Represents the period from commencement of operations (July 9, 2014) through June 30, 2015.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Large Cap		Small Cap		Touchstone
Fund		Value Opportunities Fund		Value Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended		Ended		Ended
December 31,	For the Period	December 31,	For the Year	December 31,	For the Year
2015	Ended June 30,	2015	Ended	2015	Ended
(Unaudited)	2015(C)	(Unaudited)	June 30, 2015	(Unaudited)	June 30, 2015

$1,651,079	$633,467	$274,120	$1,026,812	$3,690,862	$7,892,038

(10,829,213)	(193,216)	590,998	16,058,310	(770,441)	38,511,219

(845,814)	(3,324,366)	(25,432,304)	(11,306,717)	(17,769,945)	(21,863,427)
(10,023,948)	(2,884,115)	(24,567,186)	5,778,405	(14,849,524)	24,539,830

(12,125)	(133)	—	(269,790)	(423,453)	(681,294)
(21,929)	—	—	(24,922)	(29,656)	(34,479)
(1,492,225)	(1,110)	—	(2,673,760)	(854,745)	(1,563,242)
(652,137)	(92,451)	—	(467,019)	(2,537,045)	(4,035,735)
—	—	(664,219)	(1,781,329)	(3,619,682)	(1,056,528)
—	—	(137,744)	(179,373)	(441,793)	(98,205)
—	—	(8,245,264)	(16,418,203)	(6,054,785)	(1,898,093)
—	—	(2,203,047)	(2,756,437)	(16,589,894)	(4,392,373)
(2,178,416)	(93,694)	(11,250,274)	(24,570,833)	(30,551,053)	(13,759,949)

14,199,751	299,475,775	(14,971,568)	36,213,437	3,377,446	(25,104,709)

1,997,387	296,497,966	(50,789,028)	17,421,009	(42,023,131)	(14,324,828)

296,497,966	—	198,466,735	181,045,726	415,521,050	429,845,878
$298,495,353	$296,497,966	$147,677,707	$198,466,735	$373,497,919	$415,521,050
$12,436	$539,773	$274,420	$300	$13,501	$167,538

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone
	Credit Opportunities
	Fund		Touchstone International Small Cap Fund
	For the		For the Six
	Period Ended		Months Ended		For the
	December 31, 2015(B)		December 31, 2015		Year Ended
	(Unaudited)		(Unaudited)		June 30, 2015
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	441	$4,398	887,399	$14,214,466	1,199,963	$19,218,862
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—
Reinvestment of distributions	3	27	9,886	158,978	2,511	36,985
Cost of Shares redeemed	—	—	(612,804)	(9,613,217)	(403,993)	(6,230,270)
Change from Class A Share Transactions	444	4,425	284,481	4,760,227	798,481	13,025,577
Class C
Proceeds from Shares issued	250	2,500	108,333	1,706,395	230,566	3,680,381
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—
Reinvestment of distributions	1	7	1,418	22,399	140	2,028
Cost of Shares redeemed	—	—	(29,153)	(446,778)	(17,581)	(266,401)
Change from Class C Share Transactions	251	2,507	80,598	1,282,016	213,125	3,416,008
Class Y
Proceeds from Shares issued	250	2,500	3,306,069	53,867,589	4,445,221	72,611,024
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—
Reinvestment of distributions	2	17	74,065	1,222,070	50,521	761,863
Cost of Shares redeemed	—	—	(1,290,452)	(20,931,929)	(1,911,351)	(29,609,710)
Change from Class Y Share Transactions	252	2,517	2,089,682	34,157,730	2,584,391	43,763,177
Institutional Class
Proceeds from Shares issued	6,010,762	59,685,509	7,156,698	117,279,060	1,907,711	31,670,146
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—
Reinvestment of distributions	41,753	405,177	51,285	850,301	16,915	256,269
Cost of Shares redeemed	(76,494)	(746,719)	(2,367,654)	(38,356,593)	(1,040,469)	(16,110,933)
Change from Institutional Class Share Transactions	5,976,021	59,343,967	4,840,329	79,772,768	884,157	15,815,482
Change from Share Transactions	5,976,968	$59,353,416	7,295,090	$119,972,741	4,480,154	$76,020,244

(A) See Note 8 in the Notes to Financial Statements.

(B) Represents the period from commencement of operations (September 1, 2015) through December 31, 2015.

(C) Represents the period from commencement of operations (July 9, 2014) through June 30, 2015.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Large Cap Fund				Touchstone Small Cap Value Opportunities Fund
For the Six				For the Six
Months Ended		For the		Months Ended		For the
December 31, 2015		Period Ended		December 31, 2015		Year Ended
(Unaudited)		June 30, 2015(C)		(Unaudited)		June 30, 2015
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

65,158	$676,331	65,666	$706,463	167,621	$2,961,611	779,381	$15,358,208

—	—	134,841	1,466,300	—	—	—	—
1,075	11,223	12	133	43,225	637,999	111,090	2,002,265
(58,561)	(616,361)	(11,568)	(124,864)	(554,982)	(9,302,293)	(712,392)	(13,626,669)
7,672	71,193	188,951	2,048,032	(344,136)	(5,702,683)	178,079	3,733,804

417,064	4,277,469	102,403	1,108,828	8,895	152,647	94,954	1,819,621

—	—	33,258	359,796	—	—	—	—
1,994	20,656	—	—	7,225	104,187	8,041	142,680
(40,559)	(416,530)	(6,374)	(68,848)	(27,297)	(419,285)	(16,666)	(308,042)
378,499	3,881,595	129,287	1,399,776	(11,177)	(162,451)	86,329	1,654,259

3,075,259	31,951,459	1,258,713	13,505,190	426,779	7,742,953	2,044,214	41,296,768

—	—	16,959,045	184,754,062	—	—	—	—
138,617	1,449,934	102	1,110	513,365	8,039,304	963,156	18,315,097
(1,400,482)	(14,602,423)	(20,584)	(222,527)	(1,664,150)	(30,171,852)	(1,820,526)	(36,101,142)
1,813,394	18,798,970	18,197,276	198,037,835	(724,006)	(14,389,595)	1,186,844	23,510,723

1,524,198	16,132,951	9,192,933	97,278,370	275,496	5,001,181	368,491	7,441,842

—	—	62,587	682,334	—	—	—	—
62,285	652,122	8,474	92,451	135,183	2,145,352	167,477	3,223,456
(2,580,285)	(25,337,080)	(5,826)	(63,023)	(101,000)	(1,863,372)	(160,953)	(3,350,647)
(993,802)	(8,552,007)	9,258,168	97,990,132	309,679	5,283,161	375,015	7,314,651
1,205,763	$14,199,751	27,773,682	$299,475,775	(769,640)	$(14,971,568)	1,826,267	$36,213,437

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Value Fund
	For the Six
	Months Ended		For the
	December 31, 2015		Year Ended
	(Unaudited)		June 30, 2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	253,707	$2,373,270	762,901	$7,405,973
Reinvestment of distributions	404,628	3,507,446	144,696	1,410,108
Cost of Shares redeemed	(728,131)	(6,716,365)	(2,129,267)	(20,802,496)
Change from Class A Share Transactions	(69,796)	(835,649)	(1,221,670)	(11,986,415)
Class C
Proceeds from Shares issued	39,722	353,981	337,279	3,267,904
Reinvestment of distributions	33,227	285,851	8,080	78,092
Cost of Shares redeemed	(72,586)	(679,038)	(180,803)	(1,759,085)
Change from Class C Share Transactions	363	(39,206)	164,556	1,586,911
Class Y
Proceeds from Shares issued	613,673	5,738,596	2,353,367	22,960,959
Reinvestment of distributions	647,630	5,638,907	279,262	2,733,412
Cost of Shares redeemed	(2,203,967)	(20,446,088)	(3,748,197)	(36,842,800)
Change from Class Y Share Transactions	(942,664)	(9,068,585)	(1,115,568)	(11,148,429)
Institutional Class
Proceeds from Shares issued	3,992,042	38,469,848	5,151,325	49,653,209
Reinvestment of distributions	1,923,993	16,739,937	733,844	7,180,060
Cost of Shares redeemed	(4,389,294)	(41,888,899)	(6,161,159)	(60,390,045)
Change from Institutional Class Share Transactions	1,526,741	13,320,886	(275,990)	(3,556,776)
Change from Share Transactions	514,644	$3,377,446	(2,448,672)	$(25,104,709)

See accompanying Notes to Financial Statements.

Financial Highlights

Touchstone Credit Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2015(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.06
Net realized and unrealized losses on investments	(0.29)
Total from investment operations	(0.23)
Distributions from:
Net investment income	(0.05)
Realized capital gains	(0.01)
Total distributions	(0.06)
Net asset value at end of period	$9.71
Total return(B)	(2.28	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$4
Ratio to average net assets:
Net expenses (including interest expense on securities sold short)(D)	1.72	%(E)
Gross expenses (including interest expense on securities sold short)(F)	292.73	%(E)
Net investment income	2.44	%(E)
Portfolio turnover rate	75	%(C)

(A)	Represents the period from commencement of operations (September 1, 2015) through December 31, 2015.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding interest expense on securities sold short is 1.69% for the period ended December 31, 2015.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding interest expense on securities sold short is 292.70% for the period ended December 31, 2015.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Credit Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2015(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.06
Net realized and unrealized losses on investments	(0.29)
Total from investment operations	(0.23)
Distributions from:
Net investment income	(0.02)
Realized capital gains	(0.01)
Total distributions	(0.03)
Net asset value at end of period	$9.74
Total return(B)	(2.30	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$2
Ratio to average net assets:
Net expenses (including interest expense on securities sold short)(D)	2.47	%(E)
Gross expenses (including interest expense on securities sold short)(F)	373.66	%(E)
Net investment income	1.70	%(E)
Portfolio turnover rate	75	%(C)

(A)	Represents the period from commencement of operations (September 1, 2015) through December 31, 2015.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding interest expense on securities sold short is 2.44% for the period ended December 31, 2015.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding interest expense on securities sold short is 373.63% for the period ended December 31, 2015.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Credit Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2015(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.09
Net realized and unrealized losses on investments	(0.32)
Total from investment operations	(0.23)
Distributions from:
Net investment income	(0.05)
Realized capital gains	(0.01)
Total distributions	(0.06)
Net asset value at end of period	$9.71
Total return	(2.22	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$2
Ratio to average net assets:
Net expenses (including interest expense on securities sold short)(C)	1.47	%(D)
Gross expenses (including interest expense on securities sold short)(E)	372.47	%(D)
Net investment income	2.70	%(D)
Portfolio turnover rate	75	%(B)

(A)	Represents the period from commencement of operations (September 1, 2015) through December 31, 2015.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding interest expense on securities sold short is 1.44% for the period ended December 31, 2015.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding interest expense on securities sold short is 372.44% for the period ended December 31, 2015.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Credit Opportunities Fund— Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2015(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.06
Net realized and unrealized losses on investments	(0.28)
Total from investment operations	(0.22)
Distributions from:
Net investment income	(0.06)
Realized capital gains	(0.01)
Total distributions	(0.07)
Net asset value at end of period	$9.71
Total return	(2.19	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$57,998
Ratio to average net assets:
Net expenses (including interest expense on securities sold short)(C)	1.37	%(D)
Gross expenses (including interest expense on securities sold short)(E)	1.64	%(D)
Net investment income	2.80	%(D)
Portfolio turnover rate	75	%(B)

(A)	Represents the period from commencement of operations (September 1, 2015) through December 31, 2015.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding interest expense on securities sold short is 1.34% for the period ended December 31, 2015.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding interest expense on securities sold short is 1.61% for the period ended December 31, 2015.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2015	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$16.52	$15.48	$12.58	$10.21	$11.12	$11.88	$9.25
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(B)	0.11	0.11	(B)	0.11	0.09	(B)	0.03	(B)	(0.10	)(B)
Net realized and unrealized gains (losses) on investments	(0.45)	1.00	3.00	2.43	(0.90)	(0.84)	2.73
Total from investment operations	(0.46)	1.11	3.11	2.54	(0.81)	(0.81)	2.63
Distributions from:
Net investment income	(0.10)	(0.07)	(0.21)	(0.17)	(0.10)	(0.15)	—
Capital contribution	—	—	—	—	—	0.20	(C)	—
Net asset value at end of period	$15.96	$16.52	$15.48	$12.58	$10.21	$11.12	$11.88
Total return(D)	(2.80	%)(E)	7.29%	24.74%	24.99%	(7.28	%)(E)	(4.96	%)(C)	28.43%
Ratios and supplemental data:
Net assets at end of period (000's)	$28,341	$24,635	$10,721	$489	$199	$143	$207
Ratio to average net assets:
Net expenses	1.55	%(F)	1.55%	1.55%	1.55%	1.55	%(F)	1.55%	1.55%
Gross expenses	1.63	%(F)	1.84%	2.12%	7.77%	19.37	%(F)	10.50	%(G)	3.23	%(G)
Net investment income (loss)	(0.10	%)(F)	0.90%	0.76%	1.41%	3.36	%(F)	0.26%	(1.02%)
Portfolio turnover rate	54	%(E)	84%	60%	79%	21	%(E)	207%	152%

Touchstone International Small Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	December 31,						Ended
	2015		Year Ended June 30,				June 30,
	(Unaudited)		2015	2014		2013	2012(H)
Net asset value at beginning of period	$16.28		$15.33	$12.54		$10.19	$10.94
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(B)	0.06	—	(B)(I)	0.14	0.05	(B)
Net realized and unrealized gains (losses) on investments	(0.44)		0.92	2.99		2.31	(0.69)
Total from investment operations	(0.51)		0.98	2.99		2.45	(0.64)
Distributions from:
Net investment income	(0.08)		(0.03)	(0.20)		(0.10)	(0.11)
Net asset value at end of period	$15.69		$16.28	$15.33		$12.54	$10.19
Total return(D)	(3.13	%)(E)	6.44%	23.94%		24.08%	(5.84	%)(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,235		$4,120	$613		$7	$2
Ratio to average net assets:
Net expenses	2.30	%(F)	2.30%	2.30%		2.30%	2.30	%(F)
Gross expenses	2.51	%(F)	2.92%	7.28%		94.29%	968.58	%(F)
Net investment income	(0.85	%)(F)	0.15%	0.01%		0.66%	2.12	%(F)
Portfolio turnover rate	54	%(E)	84%	60%		79%	21	%(E)

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012 and 2011.
(H)	Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.
(I)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

35

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2015	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$16.94	$15.86	$12.84	$10.40	$11.32	$12.14	$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.01	(B)	0.14	0.16	(B)	0.21	0.10	(B)	0.07	(B)	(0.08	)(B)
Net realized and unrealized gains (losses) on investments	(0.46)	1.04	3.07	2.40	(0.92)	(0.88)	2.80
Total from investment operations	(0.45)	1.18	3.23	2.61	(0.82)	(0.81)	2.72
Distributions from:
Net investment income	(0.11)	(0.10)	(0.21)	(0.17)	(0.10)	(0.21)	(0.02)
Capital contribution	—	—	—	—	—	0.20	(C)	—
Net asset value at end of period	$16.38	$16.94	$15.86	$12.84	$10.40	$11.32	$12.14
Total return	(2.68	%)(D)	7.54%	25.16%	25.38%	(7.22	%)(D)	(4.81	%)(C)	28.82%
Ratios and supplemental data:
Net assets at end of period (000's)	$201,045	$172,477	$120,537	$90,125	$80,754	$90,029	$118,679
Ratio to average net assets:
Net expenses	1.30	%(E)	1.30%	1.25%	1.24%	1.30	%(E)	1.30%	1.30%
Gross expenses	1.30	%(E)	1.38%	1.44%	1.53%	1.74	%(E)	1.69	%(F)	1.59	%(F)
Net investment income (loss)	0.15	%(E)	1.15%	1.06%	1.71%	3.61	%(E)	0.60%	(0.80%)
Portfolio turnover rate	54	%(D)	84%	60%	79%	21	%(D)	207%	152%

Touchstone International Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2015	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$17.02	$15.94	$12.90	$10.45	$11.37	$12.20	$9.49
Income (loss) from investment operations:
Net investment income (loss)	0.02	(B)	0.18	0.18	(B)	0.23	0.10	(B)	0.13	(B)	(0.06	)(B)
Net realized and unrealized gains (losses) on investments	(0.46)	1.02	3.09	2.42	(0.91)	(0.93)	2.81
Total from investment operations	(0.44)	1.20	3.27	2.65	(0.81)	(0.80)	2.75
Distributions from:
Net investment income	(0.11)	(0.12)	(0.23)	(0.20)	(0.11)	(0.24)	(0.04)
Capital contribution	—	—	—	—	—	0.21	(C)	—
Net asset value at end of period	$16.47	$17.02	$15.94	$12.90	$10.45	$11.37	$12.20
Total return	(2.57	%)(D)	7.65%	25.38%	25.59%	(7.13	%)(D)	(4.55	%)(C)	29.00%
Ratios and supplemental data:
Net assets at end of period (000's)	$125,481	$47,319	$30,223	$16,238	$3,869	$6,288	$1,173
Ratio to average net assets:
Net expenses	1.18	%(E)	1.18%	1.08%	1.05%	1.05	%(E)	1.05%	1.05%
Gross expenses	1.22	%(E)	1.30%	1.33%	1.50%	2.05	%(E)	1.46	%(F)	2.22	%(F)
Net investment income (loss)	0.27	%(E)	1.27%	1.23%	1.90%	3.86	%(E)	1.15%	(0.61%)
Portfolio turnover rate	54	%(D)	84%	60%	79%	21	%(D)	207%	152%

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012 and 2011.

See accompanying Notes to Financial Statements.

36

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	December 31,		Ended
	2015		June 30,
	(Unaudited)		2015(A)
Net asset value at beginning of period	$10.65		$10.00
Income (loss) from investment operations:
Net investment income	0.05	(B)	0.09	(B)
Net realized and unrealized gains (losses) on investments	(0.35)		0.57
Total from investment operations	(0.30)		0.66
Distributions from:
Net investment income	(0.07)		(0.01)
Net asset value at end of period	$10.28		$10.65
Total return(C)	(2.91	%)(D)	6.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,022		$2,013
Ratio to average net assets:
Net expenses	1.12	%(E)	1.12	%(E)
Gross expenses	1.61	%(E)	4.17	%(E)
Net investment income	0.89	%(E)	0.81	%(E)
Portfolio turnover rate	20	%(D)	8	%(D)(F)

Touchstone Large Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	December 31,		Ended
	2015		June 30,
	(Unaudited)		2015(A)
Net asset value at beginning of period	$10.60		$10.00
Income (loss) from investment operations:
Net investment income	0.01	(B)	0.01	(B)
Net realized and unrealized gains (losses) on investments	(0.36)		0.59
Total from investment operations	(0.35)		0.60
Distributions from:
Net investment income	(0.05)		—
Net asset value at end of period	$10.20		$10.60
Total return(C)	(3.33	%)(D)	6.00	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,180		$1,370
Ratio to average net assets:
Net expenses	1.87	%(E)	1.87	%(E)
Gross expenses	2.39	%(E)	4.34	%(E)
Net investment income	0.14	%(E)	0.06	%(E)
Portfolio turnover rate	20	%(D)	8	%(D)(F)

(A)	Represents the period from commencement of operations (July 9, 2014) through December 31, 2015.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

37

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	December 31,		Ended
	2015		June 30,
	(Unaudited)		2015(A)
Net asset value at beginning of period	$10.67		$10.00
Income from investment operations:
Net investment income	0.06	(B)	0.11	(B)
Net realized and unrealized gains (losses) on investments	(0.37)		0.57
Total from investment operations	(0.31)		0.68
Distributions from:
Net investment income	(0.06)		(0.01)
Net asset value at end of period	$10.30		$10.67
Total return	(2.78	%)(C)	6.80	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$206,100		$194,226
Ratio to average net assets:
Net expenses	0.87	%(D)	0.87	%(D)
Gross expenses	0.99	%(D)	1.19	%(D)
Net investment income	1.14	%(D)	1.06	%(D)
Portfolio turnover rate	20	%(C)	8	%(C)(E)

Touchstone Large Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	December 31,		Ended
	2015		June 30,
	(Unaudited)		2015(A)
Net asset value at beginning of period	$10.68		$10.00
Income from investment operations:
Net investment income	0.06	(B)	0.12	(B)
Net realized and unrealized gains (losses) on investments	(0.35)		0.57
Total from investment operations	(0.29)		0.69
Distributions from:
Net investment income	(0.08)		(0.01)
Net asset value at end of period	$10.31		$10.68
Total return	(2.73	%)(C)	6.92	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$85,193		$98,889
Ratio to average net assets:
Net expenses	0.77	%(D)	0.77	%(D)
Gross expenses	0.90	%(D)	0.98	%(D)
Net investment income	1.24	%(D)	1.16	%(D)
Portfolio turnover rate	20	%(C)	8	%(C)(E)

(A)	Represents the period from commencement of operations (July 9, 2014) through December 31, 2015.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

38

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2015	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$18.67	$20.92	$18.75	$16.97	$18.08	$19.06	$16.43
Income (loss) from investment operations:
Net investment income (loss)	0.01	(B)	0.04	(0.05)	0.09	(B)	(0.01)	(0.06	)(B)	(0.08	)(B)
Net realized and unrealized gains (losses) on investments	(2.50)	0.39	5.88	(C)	3.66	(0.57)	0.04	2.71
Total from investment operations	(2.49)	0.43	5.83	3.75	(0.58)	(0.02)	2.63
Distributions from:
Net investment income	—	(0.31)	(0.02)	(0.09)	—	—	—
Realized capital gains	(1.26)	(2.37)	(3.64)	(1.88)	(0.53)	(0.96)	—
Total distributions	(1.26)	(2.68)	(3.66)	(1.97)	(0.53)	(0.96)	—
Net asset value at end of period	$14.92	$18.67	$20.92	$18.75	$16.97	$18.08	$19.06
Total return(D)	(13.26	%)(E)	2.68%	33.35	%(C)	24.31%	(3.09	%)(E)	0.60%	16.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$7,028	$15,219	$13,332	$1,309	$2,023	$2,251	$3,068
Ratio to average net assets:
Net expenses	1.43	%(F)	1.45%	1.50%	1.50%	1.50	%(F)	1.50%	1.50%
Gross expenses	1.75	%(F)	1.70%	1.93%	2.46%	3.31	%(F)	2.27	%(G)	2.10	%(G)
Net investment income (loss)	0.08	%(F)	0.31%	(0.09%)	0.53%	(0.16	%)(F)	(0.34%)	(0.46%)
Portfolio turnover rate	22	%(E)	57%	73%	95%	18	%(E)	49%	55%

Touchstone Small Cap Value Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended							Period
	December 31,							Ended
	2015		Year Ended June 30,					June 30,
	(Unaudited)		2015	2014		2013		2012(H)
Net asset value at beginning of period	$18.34		$20.70	$18.69		$16.95		$17.58
Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(B)	0.03	(0.14)		(0.04	)(B)	(0.03)
Net realized and unrealized gains (losses) on investments	(2.45)		0.25	5.79	(C)	3.66		(0.07)
Total from investment operations	(2.51)		0.28	5.65		3.62		(0.10)
Distributions from:
Net investment income	—		(0.27)	—		—		—
Realized capital gains	(1.26)		(2.37)	(3.64)		(1.88)		(0.53)
Total distributions	(1.26)		(2.64)	(3.64)		(1.88)		(0.53)
Net asset value at end of period	$14.57		$18.34	$20.70		$18.69		$16.95
Total return(D)	(13.61	%)(E)	1.93%	32.43	%(C)	23.44%		(0.51	%)(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,488		$2,077	$558		$36		$2
Ratio to average net assets:
Net expenses	2.18	%(F)	2.19%	2.25%		2.25%		2.25	%(F)
Gross expenses	2.63	%(F)	2.63%	5.09%		25.27%		942.58	%(F)
Net investment income (loss)	(0.67	%)(F)	(0.44%)	(0.84%)		(0.22%)		(0.95	%)(F)
Portfolio turnover rate	22	%(E)	57%	73%		95%		18	%(E)

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012 and 2011.
(H)	Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.

See accompanying Notes to Financial Statements.

39

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund— Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2015	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$19.69	$21.90	$19.45	$17.51	$18.62	$19.55	$16.80
Income (loss) from investment operations:
Net investment income (loss)	0.03	(B)	0.09	0.04	0.15	(B)	0.01	(0.02	)(B)	(0.04	)(B)
Net realized and unrealized gains (losses) on investments	(2.63)	0.41	6.11	(C)	3.77	(0.59)	0.05	2.79
Total from investment operations	(2.60)	0.50	6.15	3.92	(0.58)	0.03	2.75
Distributions from:
Net investment income	—	(0.34)	(0.06)	(0.10)	—	—	—
Realized capital gains	(1.26)	(2.37)	(3.64)	(1.88)	(0.53)	(0.96)	—
Total distributions	(1.26)	(2.71)	(3.70)	(1.98)	(0.53)	(0.96)	—
Net asset value at end of period	$15.83	$19.69	$21.90	$19.45	$17.51	$18.62	$19.55
Total return	(13.13	%)(D)	2.92%	33.80	%(C)	24.68%	(3.05	%)(D)	0.85%	16.37%
Ratios and supplemental data:
Net assets at end of period (000's)	$108,984	$149,852	$140,689	$96,584	$82,861	$87,984	$98,269
Ratio to average net assets:
Net expenses	1.18	%(E)	1.20%	1.17%	1.19%	1.22	%(E)	1.25%	1.25%
Gross expenses	1.28	%(E)	1.26%	1.24%	1.29%	1.40	%(E)	1.27	%(F)	1.26	%(F)
Net investment income (loss)	0.33	%(E)	0.55%	0.24%	0.84%	0.12	%(E)	(0.09%)	(0.23%)
Portfolio turnover rate	22	%(D)	57%	73%	95%	18	%(D)	49%	55%

Touchstone Small Cap Value Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2015	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$19.94	$22.13	$19.62	$17.63	$18.75	$19.65	$16.87
Income (loss) from investment operations:
Net investment income (loss)	0.04	(B)	0.16	0.04	0.17	(B)	0.01	0.01	(B)	(0.01	)(B)
Net realized and unrealized gains (losses) on investments	(2.67)	0.37	6.18	(C)	3.82	(0.60)	0.05	2.79
Total from investment operations	(2.63)	0.53	6.22	3.99	(0.59)	0.06	2.78
Distributions from:
Net investment income	—	(0.35)	(0.07)	(0.12)	—	—	—
Realized capital gains	(1.26)	(2.37)	(3.64)	(1.88)	(0.53)	(0.96)	—
Total distributions	(1.26)	(2.72)	(3.71)	(2.00)	(0.53)	(0.96)	—
Net asset value at end of period	$16.05	$19.94	$22.13	$19.62	$17.63	$18.75	$19.65
Total return	(13.11	%)(D)	3.04%	33.90	%(C)	24.82%	(3.04	%)(D)	1.00%	16.48%
Ratios and supplemental data:
Net assets at end of period (000's)	$30,178	$31,318	$26,466	$8,096	$7,023	$19,066	$20,119
Ratio to average net assets:
Net expenses	1.10	%(E)	1.10%	1.10%	1.10%	1.10	%(E)	1.10%	1.10%
Gross expenses	1.23	%(E)	1.32%	1.37%	1.46%	1.60	%(E)	1.18	%(F)	1.18	%(F)
Net investment income (loss)	0.41	%(E)	0.66%	0.31%	0.93%	0.24	%(E)	0.06%	(0.08%)
Portfolio turnover rate	22	%(D)	57%	73%	95%	18	%(D)	49%	55%

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012 and 2011.

See accompanying Notes to Financial Statements.

40

Financial Highlights (Continued)

Touchstone Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Three
	Ended						Months
	December 31,						Ended
	2015		Year Ended June 30,				June 30,		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012(A)		2012		2011
Net asset value at beginning of period	$9.78		$9.56	$8.02	$6.95		$7.14		$6.67		$6.17
Income (loss) from investment operations:
Net investment income	0.08		0.16	0.19	0.15	(B)	0.03	(B)	0.12	(B)	0.08	(B)
Net realized and unrealized gains (losses) on investments	(0.43)		0.34	1.53	1.30		(0.16)		0.45		0.50
Total from investment operations	(0.35)		0.50	1.72	1.45		(0.13)		0.57		0.58
Distributions from:
Net investment income	(0.08)		(0.11)	(0.18)	(0.15)		(0.06)		(0.10)		(0.08)
Realized capital gains	(0.67)		(0.17)	—	(0.23)		—		—		—
Total distributions	(0.75)		(0.28)	(0.18)	(0.38)		(0.06)		(0.10)		(0.08)
Net asset value at end of period	$8.68		$9.78	$9.56	$8.02		$6.95		$7.14		$6.67
Total return(C)	(3.60	%)(D)	5.26%	21.50%	21.56%		(1.83	%)(D)	8.77%		9.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$48,715		$55,539	$66,000	$53,433		$1,583		$1,606		$2,325
Ratio to average net assets:
Net expenses	1.08	%(E)	1.08%	1.07%	1.00%		1.20	%(E)	1.20%		1.20%
Gross expenses	1.25	%(E)	1.27%	1.31%	1.51%		3.49	%(E)	1.96	%(F)	2.04	%(F)
Net investment income	1.53	%(E)	1.54%	2.13%	1.96%		1.68	%(E)	1.84%		1.31%
Portfolio turnover rate	9	%(D)(G)	20%	26%	110	%(H)	13	%(D)	15%		13%

Touchstone Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Period
	December 31,						Ended
	2015		Year Ended June 30,				June 30,
	(Unaudited)		2015	2014	2013		2012(I)
Net asset value at beginning of period	$9.75		$9.55	$8.02	$6.95		$6.90
Income (loss) from investment operations:
Net investment income	0.03		0.07	0.11	0.09	(B)	0.01	(B)
Net realized and unrealized gains (losses) on investments	(0.42)		0.35	1.54	1.30		0.10
Total from investment operations	(0.39)		0.42	1.65	1.39		0.11
Distributions from:
Net investment income	(0.04)		(0.05)	(0.12)	(0.09)		(0.06)
Realized capital gains	(0.67)		(0.17)	—	(0.23)		—
Total distributions	(0.71)		(0.22)	(0.12)	(0.32)		(0.06)
Net asset value at end of period	$8.65		$9.75	$9.55	$8.02		$6.95
Total return(C)	(3.96	%)(D)	4.41%	20.61%	20.62%		1.56	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,156		$6,932	$5,218	$3,025		$3
Ratio to average net assets:
Net expenses	1.83	%(E)	1.83%	1.82%	1.75%		1.95	%(E)
Gross expenses	2.17	%(E)	2.14%	2.19%	2.30%		929.36	%(E)
Net investment income	0.78	%(E)	0.79%	1.38%	1.21%		0.93	%(E)
Portfolio turnover rate	9	%(D)(G)	20%	26%	110	%(H)	13	%(D)

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012 and 2011.
(G)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
(H)	Portfolio turnover excludes the purchases and sales of the Fifth Third Disciplined Large Cap Value Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.
(I)	Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.

See accompanying Notes to Financial Statements.

41

Financial Highlights (Continued)

Touchstone Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Three
	Ended						Months
	December 31,						Ended
	2015		Year Ended June 30,				June 30,		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012(A)		2012		2011
Net asset value at beginning of period	$9.81		$9.59	$8.05	$6.97		$7.16		$6.69		$6.19
Income (loss) from investment operations:
Net investment income	0.09		0.18	0.21	0.16	(B)	0.03	(B)	0.12	(B)	0.09	(B)
Net realized and unrealized gains (losses) on investments	(0.43)		0.35	1.53	1.32		(0.15)		0.47		0.51
Total from investment operations	(0.34)		0.53	1.74	1.48		(0.12)		0.59		0.60
Distributions from:
Net investment income	(0.09)		(0.14)	(0.20)	(0.17)		(0.07)		(0.12)		(0.10)
Realized capital gains	(0.67)		(0.17)	—	(0.23)		—		—		—
Total distributions	(0.76)		(0.31)	(0.20)	(0.40)		(0.07)		(0.12)		(0.10)
Net asset value at end of period	$8.71		$9.81	$9.59	$8.05		$6.97		$7.16		$6.69
Total return	(3.47	%)(C)	5.52%	21.71%	21.91%		(1.69	%)(C)	9.01%		9.86%
Ratios and supplemental data:
Net assets at end of period (000's)	$84,761		$104,668	$113,055	$99,398		$51,447		$87,546		$86,659
Ratio to average net assets:
Net expenses	0.83	%(D)	0.82%	0.80%	0.77%		0.95	%(D)	0.95%		0.95%
Gross expenses	0.99	%(D)	0.97%	0.99%	1.09%		1.23	%(D)	1.03	%(E)	1.04	%(E)
Net investment income	1.78	%(D)	1.80%	2.39%	2.19%		1.93	%(D)	1.90%		1.58%
Portfolio turnover rate	9	%(C)(F)	20%	26%	110	%(G)	13	%(C)	15%		13%

Touchstone Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Three
	Ended						Months
	December 31,						Ended
	2015		Year Ended June 30,				June 30,		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012(A)		2012		2011
Net asset value at beginning of period	$9.79		$9.57	$8.03	$6.96		$7.15		$6.68		$6.18
Income (loss) from investment operations:
Net investment income	0.10		0.18	0.21	0.17	(B)	0.03	(B)	0.13	(B)	0.10	(B)
Net realized and unrealized gains (losses) on investments	(0.43)		0.36	1.54	1.31		(0.16)		0.46		0.51
Total from investment operations	(0.33)		0.54	1.75	1.48		(0.13)		0.59		0.61
Distributions from:
Net investment income	(0.10)		(0.15)	(0.21)	(0.18)		(0.06)		(0.12)		(0.11)
Realized capital gains	(0.67)		(0.17)	—	(0.23)		—		—		—
Total distributions	(0.77)		(0.32)	(0.21)	(0.41)		(0.06)		(0.12)		(0.11)
Net asset value at end of period	$8.69		$9.79	$9.57	$8.03		$6.96		$7.15		$6.68
Total return	(3.40	%)(C)	5.68%	21.92%	21.92%		(1.62	%)(C)	9.13%		9.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$233,866		$248,381	$245,573	$186,990		$69,549		$33,727		$42,106
Ratio to average net assets:
Net expenses	0.68	%(D)	0.68%	0.67%	0.67%		0.85	%(D)	0.85%		0.85%
Gross expenses	0.86	%(D)	0.86%	0.87%	0.99%		1.09	%(D)	0.88	%(E)	0.89	%(E)
Net investment income	1.93	%(D)	1.94%	2.52%	2.29%		2.04	%(D)	2.00%		1.67%
Portfolio turnover rate	9	%(C)(F)	20%	26%	110	%(G)	13	%(C)	15%		13%

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012 and 2011.
(F)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
(G)	Portfolio turnover excludes the purchases and sales of the Fifth Third Disciplined Large Cap Value Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

42

Notes to Financial Statements

December 31, 2015 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of seventeen funds including the following five funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Credit Opportunities Fund (“Credit Opportunities Fund”)

Touchstone International Small Cap Fund (“International Small Cap Fund“)

Touchstone Large Cap Fund (“Large Cap Fund”)

Touchstone Small Cap Value Opportunities Fund (“Small Cap Value Opportunities Fund”)

Touchstone Value Fund (“Value Fund”)

Each Fund is diversified, with the exception of the Credit Opportunities Fund and the Large Cap Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments

43

Notes to Financial Statements (Unaudited) (Continued)

by geographic, portfolio or sector allocation. The Credit Opportunities Fund held Level 3 categorized securities during the period ended December 31, 2015. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended December 31, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the International Small Cap Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Credit Opportunities Fund’s investment in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Board, and are generally categorized in Level 2 or Level 3. The Credit Opportunities Fund’s investment in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2 or Level 3. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV.

44

Notes to Financial Statements (Unaudited) (Continued)

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Bank Loans — The Credit Opportunities Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s bank loans. As of December 31, 2015, the Fund did not hold any unfunded loan commitments.

Collateralized Loan Obligations — The Credit Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses

45

Notes to Financial Statements (Unaudited) (Continued)

due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Credit Opportunities Fund engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2015, the Credit Opportunities Fund held securities sold short with a fair value of $176,500 and had securities with a fair value of $613,500 held as collateral for securities sold short.

Options — The Credit Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

As of December 31, 2015, the Credit Opportunities Fund held purchased options with a fair value of $9,090.

46

Notes to Financial Statements (Unaudited) (Continued)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2015, the Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

47

Notes to Financial Statements (Unaudited) (Continued)

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Credit Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of December 31, 2015, the Credit Opportunities Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward - Foreign Currency Exchange Contracts	$76,864	$—
Total gross amount of assets and liabilities subject to MNA	$76,864	$—

The following table presents the Credit Opportunities Fund’s assets net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of December 31, 2015:

Gross Amounts
Available for Offset
		in Statement of	Non-cash
	Gross Amount of	Assets and	Collateral	Cash Collateral
	Recognized Assets	Liabilities	Pledged	Pledged	Net Amount(B)
Forward - Foreign Currency Exchange Contracts(A)	$76,864	$—	$—	$—	$76,864

(A)	Bank of America is the counterparty.

(B)	Net amount represents the net amount receivable from the counterparty in the event of default.

48

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the fair value of the Fund’s derivative financial instruments by primary risk exposure as of December 31, 2015:

	Fair Value of Derivative Investments
	As of December 31, 2015
	Derivatives not accounted for as hedging	Asset		Liability
Fund	instruments under ASC 815	Derivatives		Derivatives
Credit Opportunities Fund	Forward-Foreign Currency Exchange Contracts	$76,864	*	$—
	Purchased Options-Equity Contracts	9,090	**	—

* Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts.

** Statements of Assets and Liabilities Location: Investments, at market value.

The following table sets forth the operations of the Funds’ derivative financial instruments by primary risk exposure for the year ended December 31, 2015:

The Effect of Derivative Investments on the Statement of Operations for the Six Months Ended December 31, 2015
			Change in
			Unrealized
		Realized Gain	Appreciation
		(loss)	(Depreciation)
	Derivatives not accounted for as hedging	on	on
Fund	instruments under ASC 815	Derivatives	Derivatives
Credit Opportunities Fund	Forward-Foreign Currency Exchange Contracts*	$(69,804)	$76,864
	Purchased Options-Equity Contracts**	288	(4,044)

* Statements of Operations Location: Net realized losses on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency transactions, respectively.

** Statements of Operations Location: Net realized gains (losses) from non-affiliated securities and net change in unrealized appreciation (depreciation) on investments, respectively.

For the period ended December 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Credit
Opportunities
Fund
Equity Contracts:
Purchased Options - Cost	$6,567
Forward foreign currency contracts:
Average number of contracts	1
Average U.S. dollar amount purchased	$1,084,749
Average U.S. dollar amount sold	$922,716

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

49

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2015, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received**	Net Amount
International Small Cap Fund	Common Stocks	$9,287,415	$9,743,455	$456,040
Large Cap Fund	Common Stocks	7,802,726	8,107,592	304,866
Small Cap Value Opportunities Fund	Common Stocks	17,207,820	17,810,672	602,852
Value Fund	Common Stocks	3,356,218	3,524,919	168,701

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending is included in the Statements of Assets and Liabilities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When the Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Credit Opportunities Fund and the Value Fund, declares and

50

Notes to Financial Statements (Unaudited) (Continued)

distributes net investment income, if any, annually, as a dividend to shareholders. The Credit Opportunities Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. The Value Fund declares and distributes net investment income, if any, semi-annually as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carry forwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by those underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, in Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2015:

				Small Cap
	Credit	International		Value
	Opportunities	Small Cap	Large Cap	Opportunities	Value
	Fund	Fund	Fund	Fund	Fund*
Purchases of investment securities	$74,736,499	$279,341,740	$68,372,350	$37,627,699	$35,166,208
Proceeds from sales and maturities	$24,410,630	$160,192,362	$55,062,256	$61,661,737	$77,931,972

*Touchstone Value Fund had a subscription-in-kind in the amount of $15,750,711 on July 22, 2015, which is excluded from the purchases of investment securities. The subscription was comprised of securities, cash and dividends accrued in the amount of $15,449,877, $279,620 and $21,214, respectively.

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended December 31, 2015.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

51

Notes to Financial Statements (Unaudited) (Continued)

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $34,588 for the six months ended December 31, 2015.

Management & Expense Limitation Agreements

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Touchstone Credit Opportunities Fund	1.10%
Touchstone International Small Cap Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on the next $250 million
0.80% on the next $250 million
0.75% on the next $500 million
0.70% on the next $500 million
0.65% on such assets over $2 billion
Touchstone Large Cap Fund	0.70% on the first $500 million
0.64% on the next $500 million
0.60% on such assets over $1 billion
Touchstone Small Cap Value Opportunities Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on such assets over $500 million
Touchstone Value Fund	0.65%

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Ares Capital Management II, LLC	The London Company
Credit Opportunities Fund	Large Cap Fund

Barrow, Hanley, Mewhinney & Strauss, LLC	Thompson Siegel & Walmsley LLC
Value Fund	Small Cap Value Opportunities Fund

Copper Rock Capital Partners LLC
International Small Cap Fund

The Advisor, not the Funds, pays the sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transactions costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses,

52

Notes to Financial Statements (Unaudited) (Continued)

advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional
Fund	Class A	Class C	Class Y	Class
Credit Opportunities Fund	1.69%	2.44%	1.44%	1.34%
International Small Cap Fund	1.55%	2.30%	1.30%	1.18%
Large Cap Fund	1.12%	1.87%	0.87%	0.77%
Small Cap Value Opportunities Fund	1.43%	2.18%	1.18%	1.10%
Value Fund	1.08%	1.83%	0.83%	0.68%

These expense limitations will remain in effect for all Funds through at least October 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended December 31, 2015, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees, of the Funds as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed	Total
Credit Opportunities Fund	$12,297	$16,754	$11,138	$40,189
International Small Cap Fund	—	—	38,492	38,492
Large Cap Fund	—	160,952	19,941	180,893
Small Cap Value Opportunities Fund	—	36,627	71,683	108,310
Value Fund	—	290,124	66,854	356,978

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of December 31, 2015, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	June 30,	June 30,	June 30,	June 30,
Fund	2016	2017	2018	2019	Total
Credit Opportunities Fund	$—	$—	$—	$40,178	$40,178
International Small Cap Fund	346,008	277,489	146,155	22,801	792,453
Large Cap Fund	—	—	130,776	174,181	304,957
Small Cap Value Opportunities Fund	132,190	129,267	145,044	88,635	495,136
Value Fund	897,689	712,405	729,485	343,292	2,682,871

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2015.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

53

Notes to Financial Statements (Unaudited) (Continued)

For its services the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

54

Notes to Financial Statements (Unaudited) (Continued)

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended December 31, 2015:

Fund	Amount
International Small Cap Fund	$6,364
Large Cap Fund	1,798
Small Cap Value Opportunities Fund	501
Value Fund	1,092

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended December 31, 2015:

Fund	Amount
International Small Cap Fund	$14
Value Fund	10

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2015 and June 30, 2014 is as follows:

	International Small Cap Fund		Large Cap Fund
	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,
	2015	2014	2015
From ordinary income	$1,081,879	$1,908,555	$93,694
Total Distributions	$1,081,879	$1,908,555	$93,694

	Small Cap Value Opportunities Fund		Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
From ordinary income	$12,526,378	$9,922,007	$7,924,841	$8,779,860
From long-term capital gains	12,044,455	10,092,574	5,835,108	—
Total Distributions	$24,570,833	$20,014,581	$13,759,949	$8,779,860

55

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of June 30, 2015:

			Small Cap
	International	Large	Value
	Small Cap	Cap	Opportunities	Value
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$226,772,672	$295,622,354	$206,787,753	$334,104,934
Gross unrealized appreciation	37,018,503	8,439,606	27,425,831	97,641,296
Gross unrealized depreciation	(4,271,746)	(8,120,624)	(11,552,331)	(10,045,934)
Net unrealized appreciation on investments	32,746,757	318,982	15,873,500	87,595,362
Net unrealized depreciation on foreign currency transactions	(51,706)	—	—	—
Accumulated capital and other losses	(1,667,378)	(1,223,821)	—	(13,695,912)
Qualified Late-Year Losses deferred	(4,613,302)	—	—	—
Undistributed ordinary income	2,342,517	539,773	2,836,056	167,538
Undistributed long-term capital gains	—	—	6,668,053	26,706,058
Accumulated earnings (deficit)	$28,756,888	$(365,066)	$25,377,609	$100,773,046

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and passive foreign investment company (“PFIC”) adjustments.

As of June 30, 2015, the Funds had the following capital loss carryforwards for federal income tax purposes:

					No	No
	Short Term Expiring On*				Expiration	Expiration
	2015	2016	2017	2018	Short Term*	Long Term*	Total
International Small Cap Fund**	$—	$—	$1,667,378	$—	$—	$—	$1,667,378
Large Cap Fund	—	1,035,863	—	—	187,958	—	1,223,821
Value Fund**	—	—	13,695,912	—	—	—	13,695,912

*The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended June 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**Utilization may be limited by current income tax regulations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2012 through June 30, 2015) and have concluded that no provision for income tax is required in their financial statements.

56

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2015 the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Credit Opportunities Fund	$66,354,603	$173,018	$(1,583,041)	$(1,410,023)
International Small Cap Fund	334,284,988	41,498,657	(8,092,126)	33,406,531
Large Cap Fund	306,676,696	16,174,309	(16,684,654)	(510,345)
Small Cap Value Opportunities Fund	172,291,622	15,832,713	(25,339,658)	(9,506,945)
Value Fund	304,665,578	87,405,837	(15,558,028)	71,847,809

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risk Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their

57

Notes to Financial Statements (Unaudited) (Continued)

price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

8. Fund Mergers

At a meeting held on February 12, 2015, the Board approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Capital Growth Fund to the Touchstone Large Cap Fund, each a series of the Trust. The merger took place on June 26, 2015.

				After
	Before Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	Capital Growth		Large Cap	Large Cap
	Fund		Fund	Fund
Class A
Shares	134,841	(A)	54,608	189,449
Net Assets	$1,466,300		$593,819	$2,060,119
Net Asset Value	$10.87	(A)	$10.87	$10.87
Class C
Shares	33,258	(B)	90,840	124,098
Net Assets	$359,796		$982,747	$1,342,543
Net Asset Value	$10.82	(B)	$10.82	$10.82
Class Y
Shares	16,959,045	(C)	1,194,116	18,153,161
Net Assets	$184,754,062		$13,008,812	$197,762,874
Net Asset Value	$10.89	(C)	$10.89	$10.89
Institutional Class
Shares	62,587	(D)	9,195,581	9,258,168
Net Assets	$682,334		$100,252,439	$100,934,773
Net Asset Value	$10.90	(D)	$10.90	$10.90
Fund Total
Shares Outstanding	11,078,886		10,535,145	27,724,876
Net Assets	$187,262,492		$114,837,817	$302,100,309
Unrealized Appreciation (Depreciation)	$3,659,835		$2,863,230	$6,523,065

(A)Reflects a 1.5003:1 reverse stock split which occurred on the date of reorganization, June 26, 2015.

(B)Reflects a 1.4434:1 reverse stock split which occurred on the date of reorganization, June 26, 2015.

(C)Reflects a 1.5522:1 reverse stock split which occurred on the date of reorganization, June 26, 2015.

(D)Reflects a 1.5693:1 reverse stock split which occurred on the date of reorganization, June 26, 2015.

Assuming this reorganization had been completed on July 9, 2014, the Large Cap Fund’s results of operations for the year ended June 30, 2015 would have been as follows:

Net investment income	$1,208,935
Net realized and unrealized gain on investments	$13,797,528
Net increase in net assets from operations	$15,006,463

58

Notes to Financial Statements (Unaudited) (Continued)

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Large Cap Fund that have been included in its statements of operations since the reorganization.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statement.

59

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including with respect to reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 through December 31, 2015).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

60

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2015	2015	2015	2015*
Touchstone Credit Opportunities Fund
Class A(A)	Actual	1.72%	$1,000.00	$977.20	$5.68	**
Class A	Hypothetical	1.72%	$1,000.00	$1,016.53	$8.74	**

Class C(A)	Actual	2.47%	$1,000.00	$977.00	$8.16	**
Class C	Hypothetical	2.47%	$1,000.00	$1,012.75	$12.53	**

Class Y(A)	Actual	1.47%	$1,000.00	$977.80	$4.86	**
Class Y	Hypothetical	1.47%	$1,000.00	$1,017.80	$7.48	**

Institutional Class(A)	Actual	1.37%	$1,000.00	$978.10	$4.53	**
Institutional Class	Hypothetical	1.37%	$1,000.00	$1,018.30	$6.97	**

Touchstone International Small Cap Fund
Class A	Actual	1.55%	$1,000.00	$972.00	$7.70
Class A	Hypothetical	1.55%	$1,000.00	$1,017.39	$7.88

Class C	Actual	2.30%	$1,000.00	$968.70	$11.41
Class C	Hypothetical	2.30%	$1,000.00	$1,013.61	$11.67

Class Y	Actual	1.30%	$1,000.00	$973.20	$6.47
Class Y	Hypothetical	1.30%	$1,000.00	$1,018.65	$6.61

Institutional Class	Actual	1.18%	$1,000.00	$974.30	$5.87
Institutional Class	Hypothetical	1.18%	$1,000.00	$1,019.26	$6.01

Touchstone Large Cap Fund
Class A	Actual	1.12%	$1,000.00	$970.90	$5.56
Class A	Hypothetical	1.12%	$1,000.00	$1,019.56	$5.70

Class C	Actual	1.87%	$1,000.00	$966.70	$9.27
Class C	Hypothetical	1.87%	$1,000.00	$1,015.78	$9.50

Class Y	Actual	0.87%	$1,000.00	$972.20	$4.32
Class Y	Hypothetical	0.87%	$1,000.00	$1,020.82	$4.43

Institutional Class	Actual	0.77%	$1,000.00	$972.70	$3.83
Institutional Class	Hypothetical	0.77%	$1,000.00	$1,021.32	$3.92

Touchstone Small Cap Value Opportunities Fund
Class A	Actual	1.43%	$1,000.00	$867.40	$6.73
Class A	Hypothetical	1.43%	$1,000.00	$1,018.00	$7.27

Class C	Actual	2.18%	$1,000.00	$863.90	$10.24
Class C	Hypothetical	2.18%	$1,000.00	$1,014.22	$11.07

Class Y	Actual	1.18%	$1,000.00	$868.70	$5.56
Class Y	Hypothetical	1.18%	$1,000.00	$1,019.26	$6.01

Institutional Class	Actual	1.10%	$1,000.00	$868.90	$5.18
Institutional Class	Hypothetical	1.10%	$1,000.00	$1,019.66	$5.60

61

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2015	2015	2015	2015*
Touchstone Value Fund
Class A	Actual	1.08%	$1,000.00	$964.00	$5.35
Class A	Hypothetical	1.08%	$1,000.00	$1,019.76	$5.50

Class C	Actual	1.83%	$1,000.00	$960.40	$9.04
Class C	Hypothetical	1.83%	$1,000.00	$1,015.98	$9.30

Class Y	Actual	0.83%	$1,000.00	$965.30	$4.11
Class Y	Hypothetical	0.83%	$1,000.00	$1,021.02	$4.23

Institutional Class	Actual	0.68%	$1,000.00	$966.00	$3.37
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.78	$3.47

(A)Represents the period from commencement of operations (September 1, 2015) through December 31, 2015. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/366 (to reflect the one-half period.

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half period).

**Excluding interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.58, $8.06, $4.76 and $4.43, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.59, $12.38, $7.32, and $6.82, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 19, 2015, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement were in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other

62

Other Items (Unaudited) (Continued)

advisors; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any significant issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the Funds’ net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective

63

Other Items (Unaudited) (Continued)

performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2015, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone International Small Cap Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance for the six-, twelve-, and thirty-six-month periods ended June 30, 2015 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Cap Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance for the six-month period ended June 30, 2015 was in the 5thquintile of its peer group. The Board took into account that the Fund had commenced operations on July 9, 2014 and therefore had a limited amount of performance information. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Small Cap Value Opportunities Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance for the six- and twelve-month periods ended June 30, 2015 was in the 4th quintile of its peer group. The Fund’s performance for the thirty-six-month period ended June 30, 2015 was in the 1st quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Value Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance for the six- and twelve-month periods ended June 30, 2015 was in the 1st quintile of its peer

64

Other Items (Unaudited) (Continued)

group. The Fund’s performance for the thirty-six-month period ended June 30, 2015 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but one of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisors; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates

65

Other Items (Unaudited) (Continued)

from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all but one of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by each Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone International Small Cap Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

66

Other Items (Unaudited) (Continued)

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on May 21, 2015, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor adding the Touchstone Credit Opportunities Fund (the “Fund”) and also initially approved the Sub-Advisory Agreement with respect to the Fund between the Advisor and Ares Capital Management II, LLC (the “Sub-Advisor”).

In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The information considered by the Board at the May 2015 meeting included: (1) a comparison of the Fund’s proposed advisory fee and other fees and anticipated total expense ratio with those of comparable funds; (2) performance information for the Sub-Advisor’s composite accounts with similar objectives as the Fund (the “Composite”); (3) the Advisor’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Advisor’s and Sub-Advisor’s personnel.

Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement in a private session with independent legal counsel at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Advisor’s anticipated compensation and profitability; (3) the level of the Fund’s proposed advisory fees and expenses; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services of comparable funds managed by the Advisor, including the Advisor’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of sub-advisors of other funds and the Advisor’s timeliness in responding to any performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which will include an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor will conduct regular on-site compliance visits with the Sub-Advisor, during which the Advisor will examine a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the

67

Other Items (Unaudited) (Continued)

Sub-Advisor to the Fund. The Board noted that the Advisor’s compliance monitoring processes also will include quarterly reviews of compliance reports, and that any significant issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor will be reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and anticipated level of profitability of the Advisor and its affiliates and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor’s relationship with the Fund. The Board noted that the Advisor had contractually agreed to waive fees and/or reimburse expenses in order to limit the Fund’s total operating expenses for at least a year following the date on which the Fund commenced operations. The Board also noted that the Advisor would pay the Sub-Advisor’s sub-advisory fee out of the advisory fee the Advisor would receive from the Fund. The Board reviewed the anticipated level of profitability of the Advisor’s relationship with the Fund and whether the Advisor has the financial wherewithal to provide services to the Fund, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also noted that the Advisor would derive benefits to its reputation and other benefits from its association with the Fund.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ anticipated level of profitability, if any, from their relationship with the Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the Fund’s proposed advisory fee and total expense ratio net of applicable fee waivers and/or expense reimbursements with those of comparable funds. The Board noted that the advisory fee proposed for the Fund was above the Fund’s expense universe median and the Fund’s total expenses, net of fee waivers and/or reimbursements, were in the 5th quintile of the Fund’s expense universe. The Board noted the Advisor’s explanation for setting the advisory fee above the expense universe median. The Board took into consideration the performance of the Composite relative to the S&P 500® Index and other investment metrics as well as the performance of an account that is managed by the Sub-Advisor in a manner similar to the strategy it proposes to use in managing the Fund. The Board also considered the extensive experience of the portfolio managers who would manage the Fund.

The Board noted that the Advisor had contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit the Fund’s operating expenses to targeted levels. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee it receives from the Fund and noted the impact of such sub-advisory fee on the profitability of the Advisor. Based upon their review, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be received by the Fund from the Advisor.

Economies of Scale. The Board considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the proposed advisory fee structure, including the rationale for not including any breakpoints in the advisory fee. The Board considered whether breakpoints should be included in the advisory fee schedule. The Board determined that adding breakpoints at specified asset levels to the advisory fee schedule of the Fund would not be appropriate at this time. The Board also noted that if the Fund’s assets increase over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may

68

Other Items (Unaudited) (Continued)

have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the amendment to the Investment Advisory Agreement, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; and (c) the Fund’s proposed advisory fee is reasonable in relation to the fees of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In initially approving the Fund’s Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Advisor’s proposed compensation; (3) the Sub-Advisor’s past performance with respect to its management of the Composite and a comparable account with similar objectives as the Fund; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also considered the Sub-Advisor’s regulatory and compliance history. The Board noted that the Advisor’s compliance monitoring will include quarterly reviews of compliance reports and annual compliance reviews of the Sub-Advisor and that significant compliance issues, if any, will be reported to the Board.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board took into consideration the financial condition of the Sub-Advisor and any direct and indirect benefits to be derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Fund. In considering the anticipated level of profitability to the Sub-Advisor and its affiliates of the Sub-Advisor’s relationship with the Fund, the Board noted the proposed contractual undertaking of the Advisor to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it would receive from the Fund under the Investment Advisory Agreement, and that the sub-advisory fee is negotiated at arm’s length. As a consequence, the anticipated level of profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in the Sub-Advisor’s management of the Fund to be a substantial factor in its consideration.

Sub-Advisory Fee and Fund Performance. The Board considered that the Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to the Sub-Advisor out of the advisory fees it receives from the Fund. The Board considered the amount of the advisory fee to be retained by the Advisor and the amount to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor.

The Board considered the Sub-Advisor’s long-term performance record in managing the Composite. The Board was mindful of the Advisor’s focus on the performance of sub-advisors of other funds and the Advisor’s ways of addressing underperformance. Based upon their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund from the Sub-Advisor.

Conclusion. In considering the initial approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment

69

Other Items (Unaudited) (Continued)

goal and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund’s proposed advisory fee is reasonable in relation to the fees of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (d) the Sub-Advisor’s proposed investment strategies are appropriate for pursuing the investment goal of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

70

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

71

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54BB-TST-SAR-1512

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/26/16

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/26/16

* Print the name and title of each signing officer under his or her signature.